                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-7820
                                   ---------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       4500 MAIN STREET, KANSAS CITY, MISSOURI               64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:       03-31
                          ------------------------------------------------------

Date of reporting period:      06-30-2007
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INCOME FUND
JUNE 30, 2007

[american century investments logo and text logo]

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 76.9%
AEROSPACE & DEFENSE - 0.5%
           672,945  Honeywell International Inc.                  $   37,873,347
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.9%
         2,826,606  United Parcel Service, Inc. Cl B                 206,342,238
                                                                 ---------------
BUILDING PRODUCTS - 0.7%
         1,784,300  Masco Corp.(1)                                    50,799,021
                                                                 ---------------
CHEMICALS - 0.8%
         1,031,800  Rohm and Haas Co.(1)                              56,418,824
                                                                 ---------------
COMMERCIAL BANKS - 9.4%
         1,869,900  Associated Banc-Corp.(1)                          61,145,730
         6,362,500  Barclays plc ORD                                  88,904,765
         3,566,753  Commerce Bancshares, Inc.(1)(2)                  161,573,911
         2,693,517  Fifth Third Bancorp(1)                           107,121,171
         1,943,700  SunTrust Banks, Inc.                             166,652,839
         2,617,700  U.S. Bancorp                                      86,253,215
                                                                 ---------------
                                                                     671,651,631
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.5%
         2,884,400  Pitney Bowes, Inc.(1)                            135,047,608
         2,139,661  Republic Services, Inc.                           65,559,213
         1,163,645  Waste Management, Inc.                            45,440,337
                                                                 ---------------
                                                                     246,047,158
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
           816,000  Bemis Co., Inc.                                   27,074,880
                                                                 ---------------
DISTRIBUTORS - 0.9%
         1,270,600  Genuine Parts Company                             63,021,760
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.1%
         3,391,700  Bank of America Corp.                            165,820,213
         1,064,700  Citigroup Inc.                                    54,608,463
                                                                 ---------------
                                                                     220,428,676
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.4%
         5,306,600  AT&T Inc.                                        220,223,900
           853,680  Iowa Telecommunications
                    Services Inc.(1)                                  19,404,146
            86,200  Verizon Communications Inc.                        3,548,854
                                                                 ---------------
                                                                     243,176,900
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 5.3%
         2,245,700  Duke Energy Corp.(1)                              41,096,310
           830,900  IDACORP, Inc.(1)                                  26,622,036
         2,397,243  Portland General Electric Co.(1)                  65,780,348
         4,238,000  Southern Co.(1)                                  145,321,020
         4,064,666  Westar Energy Inc.(1)(2)                          98,690,090
                                                                 ---------------
                                                                     377,509,804
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
           855,240  Emerson Electric Co.                              40,025,232
           399,212  Hubbell Inc. Cl B(1)                              21,645,275
                                                                 ---------------
                                                                      61,670,507
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
         2,250,316  Wal-Mart Stores, Inc.                            108,262,703
                                                                 ---------------
FOOD PRODUCTS - 5.9%
         1,162,500  Campbell Soup Co.                                 45,116,625
         3,230,300  H.J. Heinz Co.                                   153,342,341
         1,511,600  Hershey Co. (The)(1)                              76,517,192
         4,038,256  Kraft Foods Inc. Cl A                            142,348,524
                                                                 ---------------
                                                                     417,324,682
                                                                 ---------------
GAS UTILITIES - 2.0%
           569,091  Cascade Natural Gas Corp. (1)(2)                  15,029,693
           467,000  Nicor Inc.(1)                                     20,043,640
           949,741  Piedmont Natural Gas Co., Inc.(1)                 23,411,116
         2,459,800  WGL Holdings Inc.(1)(2)                           80,287,872
                                                                 ---------------
                                                                     138,772,321
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.6%
         2,430,600  Colgate-Palmolive Co.                            157,624,410
         1,495,200  Kimberly-Clark Corp.                             100,013,928
                                                                 ---------------
                                                                     257,638,338
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.1%
           500,300  3M Co.                                            43,421,037
         8,244,600  General Electric Co.                             315,603,288
                                                                 ---------------
                                                                     359,024,325
                                                                 ---------------
INSURANCE - 1.9%
         1,216,700  American International Group, Inc.                85,205,501
           982,100  Gallagher (Arthur J.) & Co.(1)                    27,380,948

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           649,000  Marsh & McLennan
                    Companies, Inc.                                   20,041,120
                                                                 ---------------
                                                                     132,627,569
                                                                 ---------------
IT SERVICES - 0.5%
           323,400  International Business
                    Machines Corp.(1)                                 34,037,850
                                                                 ---------------
METALS & MINING - 0.5%
           426,000  Compass Minerals
                    International Inc.(1)                             14,765,160
           454,600  Newmont Mining Corporation                        17,756,676
                                                                 ---------------
                                                                      32,521,836
                                                                 ---------------
MULTI-UTILITIES - 3.3%
           714,495  Ameren Corp.(1)                                   35,017,400
         2,698,014  Consolidated Edison, Inc.(1)                     121,734,392
           457,500  Dominion Resources Inc.                           39,486,825
           826,700  Puget Energy, Inc.(1)                             19,989,606
           983,200  XCEL Energy Inc.(1)                               20,126,104
                                                                 ---------------
                                                                     236,354,327
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.2%
         1,540,300  BP plc ADR                                       111,117,242
         6,582,700  BP plc ORD                                        79,691,019
         2,722,179  Exxon Mobil Corp.                                228,336,374
         2,231,800  Royal Dutch Shell plc ORD                         91,136,894
                                                                 ---------------
                                                                     510,281,529
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.6%
           574,500  Weyerhaeuser Co.                                  45,345,285
                                                                 ---------------
PHARMACEUTICALS - 7.4%
         1,604,200  Abbott Laboratories                               85,904,910
         3,467,700  Johnson & Johnson                                213,679,674
         1,327,941  Merck & Co., Inc.                                 66,131,462
         6,122,496  Pfizer Inc.                                      156,552,223
                                                                 ---------------
                                                                     522,268,269
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.7%
         3,418,600  Freddie Mac                                      207,509,019
           618,482  People's United Financial, Inc.                   10,965,686
         1,656,573  Washington Federal, Inc.(1)                       40,271,290
                                                                 ---------------
                                                                     258,745,995
                                                                 ---------------
TOBACCO - 1.9%
           421,000  Altria Group Inc.(3)                              29,528,940

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
         1,907,600  UST Inc.(1)                                      102,457,196
                                                                 ---------------
                                                                     131,986,136
                                                                 ---------------
TOTAL COMMON STOCKS                                                5,447,205,911
(Cost $4,897,611,301)                                            ---------------

PURCHASED PUT OPTIONS(4)
TOBACCO(4)
             4,210  Altria Group Inc., strikes
                    at $70.00, expires 9/21/07                           989,350
(Cost $1,438,990)                                                ---------------

CONVERTIBLE BONDS - 18.0%
AIRLINES - 0.5%
     $     796,000  Credit Suisse New York,
                    (convertible into Southwest
                    Airlines Co.), 4.28%, 10/26/07                    12,146,960
           354,000  IXIS Financial Products Inc.,
                    5.20%, 7/23/07 (Acquired
                    1/17/07, Cost $5,660,460)(5)                       5,707,011
           685,000  Morgan Stanley, (convertible into
                    Southwest Airlines Co.), 3.75%,
                    11/9/07 (Acquired 5/2/07,
                    Cost $10,007,850)(5)                              10,227,050
           611,600  Wachovia Bank N.A., (convertible
                    into Southwest Airlines Co.),
                    7.00%, 7/11/07 (Acquired
                    1/4/07, Cost $9,492,032)(5)                        9,501,206
                                                                 ---------------
                                                                      37,582,227
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           185,000  Morgan Stanley, (convertible into
                    Amgen Inc.), 3.40%, 11/23/07
                    (Acquired 5/16/07,
                    Cost $10,054,750)(5)                              10,221,250
                                                                 ---------------
CAPITAL MARKETS - 1.1%
        80,000,000  Deutsche Bank AG (London),
                    (convertible into MGIC Investment
                    Corp.), 3.50%, 3/6/12 (Acquired
                    2/28/07, Cost $80,000,000)(5)                     78,032,000
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
        40,118,000  Waste Connections Inc.,
                    3.75%, 4/1/26                                     44,230,095
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
           688,000  Credit Suisse New York,
                    (convertible into Motorola, Inc.),
                    5.85%, 10/26/07                                   12,301,440
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.4%
        22,858,000  EMC Corp., 1.75%, 12/1/11                         28,972,515
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
           464,800  Bank of America N.A.,
                    (convertible into Verizon
                    Communications Inc.),
                    6.15%, 12/13/07                                   19,392,386
           464,800  Natixis Financial Products,
                    (convertible into Verizon
                    Communications Inc.), 8.47%,
                    12/13/07 (Acquired 6/8/07,
                    Cost $19,944,568)(5)                              19,267,819
                                                                 ---------------
                                                                      38,660,205
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                 VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.2%
           500,000  Credit Suisse New York,
                    (convertible into Molex Inc.),
                    5.61%, 12/14/07                                   15,077,500
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.6%
           264,000  Morgan Stanley, (convertible into
                    Schlumberger Ltd.), 8.08%,
                    7/3/07 (Acquired 12/26/06,
                    Cost $16,486,800)(5)                              18,119,641
           383,200  Wachovia Bank N.A., (convertible
                    into Baker Hughes Inc.), 8.15%,
                    8/24/07 (Acquired 2/16/07,
                    Cost $25,026,792)(5)                              27,621,056
                                                                 ---------------
                                                                      45,740,697
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
           514,000  Bank of America N.A.,
                    (convertible into Wal-Mart
                    Stores, Inc.), 4.84%, 11/7/07
                    (Acquired 5/2/07,
                    Cost $24,954,700)(5)                              25,076,004
           311,400  Morgan Stanley, (convertible into
                    Wal-Mart Stores, Inc.), 5.10%,
                    7/24/07 (Acquired 1/17/07,
                    Cost $14,990,796)(5)                              15,095,115
           422,500  Wachovia Bank N.A., (convertible
                    into Wal-Mart Stores, Inc.),
                    4.10%, 12/5/07 (Acquired
                    5/30/07, Cost $19,730,750)(5)                     20,111,000
                                                                 ---------------
                                                                      60,282,119
                                                                 ---------------
FOOD PRODUCTS - 1.0%
           189,000  Deutsche Bank AG (London),
                    (convertible into Hershey Co.
                    (The)), 5.31%, 11/20/07
                    (Acquired 5/10/07,
                    Cost $10,001,880)(5)                               9,832,725
         2,186,200  Lehman Brothers Holdings Inc.,
                    (convertible into General
                    Mills, Inc.), 6.25%, 10/15/07                     59,158,572
                                                                 ---------------
                                                                      68,991,297
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.2%
        12,984,000  LifePoint Hospitals Inc.,
                    3.50%, 5/15/14                                    13,243,680
       145,287,000  Lincare Holdings Inc.,
                    3.00%, 6/15/33                                   144,378,956
                                                                 ---------------
                                                                     157,622,636
                                                                 ---------------
INSURANCE - 1.0%
           365,000  Deutsche Bank AG (London),
                    (convertible into American
                    International Group, Inc.), 3.93%,
                    9/27/07 (Acquired 3/20/07,
                    Cost $24,980,600)(5)                              25,540,509
           344,000  Morgan Stanley, (convertible into
                    American International
                    Group, Inc.), 3.30%, 11/19/07
                    (Acquried 5/11/07,
                    Cost $25,019,120)(5)                              24,250,280
           576,700  Wachovia Bank N.A., (convertible
                    into Marsh & McLennan
                    Companies, Inc.), 3.75%,
                    8/7/07 (Acquired 2/2/07,
                    Cost $16,914,611)(5)                              17,721,991
                                                                 ---------------
                                                                      67,512,780
                                                                 ---------------
IT SERVICES - 0.2%
           440,000  Morgan Stanley, (convertible into
                    First Data Corp.), 7.30%,
                    9/7/07 (Acquired 3/1/07,
                    Cost $11,242,000)(5)                              11,882,200
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.2%
        54,965,000  Invitrogen Corp., 2.00%, 8/1/23                   64,996,113

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                 VALUE
--------------------------------------------------------------------------------
        22,500,000  Invitrogen Corp., 3.25%, 6/15/25                  22,978,125
                                                                 ---------------
                                                                      87,974,238
                                                                 ---------------
METALS & MINING - 0.2%
           341,700  Citigroup Funding Inc.,
                    (convertible into Newmont Mining
                    Corporation), 6.60%, 10/31/07                     13,749,187
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.1%
        43,258,000  Devon Energy Corporation,
                    (convertible into Chevron Corp.),
                    4.90%, 8/15/08                                    68,239,495
        44,257,000  Devon Energy Corporation,
                    (convertible into Chevron Corp.),
                    4.95%, 8/15/08                                    69,815,418
        17,686,000  St. Mary Land & Exploration Co.,
                    3.50%, 4/1/27                                     17,509,140
       121,160,000  Peabody Energy Corp.,
                    4.75%, 12/15/66(1)                               128,581,049
                                                                 ---------------
                                                                     284,145,102
                                                                 ---------------
PHARMACEUTICALS - 0.5%
         1,288,500  Credit Suisse New York,
                    (convertible into Bristol-Myers
                    Squibb Co.), 6.13%, 9/26/07                       38,584,133
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.1%
       153,316,000  Intel Corp., 2.95%, 12/15/35(1)                  146,991,715
                                                                 ---------------
SPECIALTY RETAIL - 0.4%
         1,340,500  Credit Suisse New York
                    (convertible into Gap, Inc. (The)),
                    7.63%, 10/18/07                                   25,838,138
                                                                 ---------------
TOTAL CONVERTIBLE BONDS                                            1,274,391,474
(Cost $1,184,216,924)                                            ---------------

CONVERTIBLE PREFERRED STOCKS - 4.8%
AEROSPACE & DEFENSE - 1.2%
           581,700  Northrop Grumman Corp.,
                    7.00%, 4/4/21(1)                                  83,997,480
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
           979,300  Newell Financial Trust I,
                    5.25%, 12/1/27                                    48,475,350
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.9%
             2,106  Fannie Mae, 5.375%, 1/5/08                       209,324,570
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                   341,797,400
(Cost $324,215,268)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.8%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 4.25%, 1/15/14,
valued at $5,003,782), in a joint trading
account at 4.25%, dated 6/29/07,
due 7/2/07 (Delivery value $4,901,735)                                 4,900,000

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00%-8.75%,
11/15/16-2/15/26, valued at $52,970,098),
in a joint trading account at 4.10%,
dated 6/29/07, due 7/2/07
(Delivery value $51,817,698)                                          51,800,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      56,700,000
(Cost $56,700,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(6) - 4.2%
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.30%, dated 6/29/07,
due 7/2/07 (Delivery value $94,365,612)                               94,323,952

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.37%, dated 6/29/07,
due 7/2/07 (Delivery value $200,089,500)                             200,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        294,323,952
(Cost $294,323,952)                                              ---------------

TOTAL INVESTMENT SECURITIES - 104.7%                               7,415,408,087
                                                                 ---------------
(Cost $6,758,506,435)

OTHER ASSETS AND LIABILITIES - (4.7)%                              (330,224,716)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $7,085,183,371
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                     Settlement                             Unrealized
to Sell                          Date               Value            Gain (Loss)
--------------------------------------------------------------------------------
156,613,373 GBP for USD        07/31/07         $314,311,121        $(1,643,485)
                                               =================================

(Value on Settlement Date $312,667,636)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007, was $287,995,337.
(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(3) Security, or a portion thereof, is being held in connection with an open put option.
(4) Category is less than 0.05% of total net assets.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at June 30, 2007, was
    $328,206,857, which represented 4.6% of net assets.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2007 follows:

                                                                                               JUNE 30, 2007
                               BALANCE     PURCHASE      SALES     REALIZED     DIVIDEND     SHARE       MARKET
COMPANY                        3/31/07       COST        COST     GAIN (LOSS)    INCOME     BALANCE       VALUE
------------------------------------------------------------------------------------------------------------------
Cascade Natural Gas Corp.       569,091           --          --         --    $  136,582    569,091  $ 15,029,693
Commerce Bancshares, Inc.(1)  3,319,053  $11,767,483          --         --       885,538  3,566,753   161,573,911
Westar Energy Inc.(1)         3,949,949    4,075,510  $1,115,894   $231,868     1,062,679  4,064,666    98,690,090
WGL Holdings Inc.(1)          2,427,900    1,359,511     305,789        945       831,556  2,459,800    80,287,872
                                         ------------------------------------------------             ------------
                                         $17,202,504  $1,421,683   $232,813    $2,916,355             $355,581,566
                                         ================================================             ============

(1) Security, or a portion thereof, was on loan as of June 30, 2007.

2. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $6,789,066,665
                                                                 ===============
Gross tax appreciation of investments                            $  682,323,029
Gross tax depreciation of investments                               (55,981,607)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  626,341,422
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INDEX FUND
JUNE 30, 2007

[american century investments logo and text logo]

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 2.6%
            61,407  Boeing Co.                                    $    5,904,899
            31,569  General Dynamics Corp.                             2,469,327
             9,759  Goodrich Corporation                                 581,246
            61,881  Honeywell International Inc.                       3,482,663
             9,691  L-3 Communications Holdings, Inc.                    943,806
            27,613  Lockheed Martin Corp.                              2,599,212
            27,254  Northrop Grumman Corp.                             2,122,269
            10,670  Precision Castparts Corp.                          1,294,911
            34,719  Raytheon Company                                   1,871,007
            13,093  Rockwell Collins                                     924,890
            77,475  United Technologies Corp.                          5,495,302
                                                                 ---------------
                                                                      27,689,532
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
            13,472  C.H. Robinson Worldwide Inc.(1)                      707,549
            23,896  FedEx Corporation                                  2,651,739
            82,973  United Parcel Service, Inc. Cl B                   6,057,030
                                                                 ---------------
                                                                       9,416,318
                                                                 ---------------
AIRLINES - 0.1%
            61,361  Southwest Airlines Co.                               914,893
                                                                 ---------------
AUTO COMPONENTS - 0.2%
            15,673  Goodyear Tire & Rubber Co.
                    (The)(1)(2)                                          544,793
            15,290  Johnson Controls, Inc.                             1,770,124
                                                                 ---------------
                                                                       2,314,917
                                                                 ---------------
AUTOMOBILES - 0.4%
           147,275  Ford Motor Company(1)                              1,387,331
            44,014  General Motors Corp.(1)                            1,663,728
            20,042  Harley-Davidson, Inc.                              1,194,704
                                                                 ---------------
                                                                       4,245,763
                                                                 ---------------
BEVERAGES - 2.1%
            59,357  Anheuser-Busch Companies, Inc.                     3,096,061
             6,136  Brown-Forman Corp. Cl B(1)                           448,419
           156,910  Coca-Cola Company (The)                            8,207,962
            21,666  Coca-Cola Enterprises Inc.(1)                        519,984
            14,997  Constellation Brands Inc.
                    Cl A(1)(2)                                           364,127
             3,659  Molson Coors Brewing Co.                             338,311

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            10,237  Pepsi Bottling Group Inc.                            344,782
           127,420  PepsiCo, Inc.                                      8,263,188
                                                                 ---------------
                                                                      21,582,834
                                                                 ---------------
BIOTECHNOLOGY - 1.1%
            90,832  Amgen Inc.(2)                                      5,022,101
            22,347  Biogen Idec Inc.(2)                                1,195,565
            29,378  Celgene Corp.(2)                                   1,684,241
            20,501  Genzyme Corp.(2)                                   1,320,264
            72,616  Gilead Sciences, Inc.(2)                           2,815,322
                                                                 ---------------
                                                                      12,037,493
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            13,597  American Standard
                    Companies Inc.                                       801,951
            30,476  Masco Corp.(1)                                       867,652
                                                                 ---------------
                                                                       1,669,603
                                                                 ---------------
CAPITAL MARKETS - 3.5%
            18,615  Ameriprise Financial Inc.                          1,183,356
             9,320  Bear Stearns
                    Companies Inc. (The)                               1,304,800
            33,246  E*TRADE Financial Corp.(2)                           734,404
             6,937  Federated Investors Inc. Cl B                        265,895
            13,027  Franklin Resources, Inc.                           1,725,687
            32,005  Goldman Sachs Group, Inc. (The)                    6,937,084
            14,772  Janus Capital Group Inc.(1)                          411,252
            10,234  Legg Mason, Inc.                                   1,006,821
            41,439  Lehman Brothers Holdings Inc.                      3,088,034
            32,369  Mellon Financial Corp.                             1,424,236
            68,674  Merrill Lynch & Co., Inc.                          5,739,773
            82,825  Morgan Stanley                                     6,947,361
            14,676  Northern Trust Corp.(1)                              942,786
            79,919  Schwab (Charles) Corp.                             1,639,938
            31,040  State Street Corp.                                 2,123,136
            20,647  T. Rowe Price Group Inc.                           1,071,373
                                                                 ---------------
                                                                      36,545,936
                                                                 ---------------
CHEMICALS - 1.6%
            16,843  Air Products & Chemicals, Inc.                     1,353,672
             4,336  Ashland Inc.(1)                                      277,287
            74,629  Dow Chemical Co.                                   3,300,094
            71,902  du Pont (E.I.) de Nemours & Co.                    3,655,498
             6,574  Eastman Chemical Company(1)                          422,905
            13,852  Ecolab Inc.                                          591,480

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,325  Hercules Inc.(2)                                     183,236
             6,040  International Flavors &
                    Fragrances Inc.                                      314,926
            42,289  Monsanto Co.                                       2,856,199
            12,761  PPG Industries, Inc.                                 971,240
            24,929  Praxair, Inc.                                      1,794,639
            11,079  Rohm and Haas Co.                                    605,800
            10,274  Sigma-Aldrich Corp.                                  438,392
                                                                 ---------------
                                                                      16,765,368
                                                                 ---------------
COMMERCIAL BANKS - 4.0%
            58,821  Bank of New York Co., Inc. (The)                   2,437,542
            42,173  BB&T Corporation                                   1,715,598
            12,270  Comerica Inc.                                        729,697
            14,599  Commerce Bancorp Inc.(1)                             540,017
            10,144  Compass Bancshares Inc.                              699,733
            43,283  Fifth Third Bancorp                                1,721,365
             9,758  First Horizon National Corp.(1)                      380,562
            28,559  Huntington Bancshares Inc.(1)                        649,432
            30,809  KeyCorp                                            1,057,673
             5,980  M&T Bank Corp.                                       639,262
            19,901  Marshall & Ilsley Corp.                              947,885
            46,103  National City Corp.(1)                             1,536,152
            26,935  PNC Financial Services Group                       1,928,007
            56,634  Regions Financial Corp.(1)                         1,874,585
            27,755  SunTrust Banks, Inc.                               2,379,714
            25,419  Synovus Financial Corp.                              780,363
           137,493  U.S. Bancorp                                       4,530,394
           149,306  Wachovia Corp.                                     7,651,933
           259,673  Wells Fargo & Co.                                  9,132,699
             8,562  Zions Bancorporation                                 658,503
                                                                 ---------------
                                                                      41,991,116
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
            19,941  Allied Waste Industries Inc.(1)(2)                   268,406
             7,134  Avery Dennison Corp.                                 474,268
            10,570  Cintas Corp.                                         416,775
            11,009  Equifax Inc.(1)                                      489,020
            10,003  Monster Worldwide Inc.(2)                            411,123
            17,145  Pitney Bowes, Inc.                                   802,729
            16,999  R.R. Donnelley & Sons Company                        739,626
            13,057  Robert Half International Inc.                       476,581
            41,481  Waste Management, Inc.                             1,619,833
                                                                 ---------------
                                                                       5,698,361
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.6%
            35,289  Avaya Inc.(2)                                        594,267
             6,545  Ciena Corp.(1)(2)                                    236,471
           474,108  Cisco Systems Inc.(2)                             13,203,907
           122,518  Corning Inc.(2)                                    3,130,335
            16,649  JDS Uniphase Corp.(1)(2)                             223,596
            44,299  Juniper Networks, Inc.(2)                          1,115,006
           183,894  Motorola, Inc.                                     3,254,924
           129,947  QUALCOMM Inc.                                      5,638,400
            33,785  Tellabs, Inc.(1)(2)                                  363,527
                                                                 ---------------
                                                                      27,760,433
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.9%
            67,494  Apple Inc.(2)                                      8,236,968
           177,107  Dell Inc.(2)                                       5,056,405
           164,027  EMC Corp.(2)                                       2,968,889
           205,929  Hewlett-Packard Co.                                9,188,551
             7,475  Lexmark International, Inc.
                    Cl A(1)(2)                                           368,592
            13,932  NCR Corp.(2)                                         731,987
            28,878  Network Appliance, Inc.(2)                           843,238
            12,306  QLogic Corp.(2)                                      204,895
            17,696  SanDisk Corp.(1)(2)                                  866,042
           280,195  Sun Microsystems, Inc.(2)                          1,473,826
                                                                 ---------------
                                                                      29,939,393
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.1%
             6,844  Fluor Corp.                                          762,216
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             7,394  Vulcan Materials Co.(1)                              846,909
                                                                 ---------------
CONSUMER FINANCE - 1.0%
            92,767  American Express Co.                               5,675,485
            32,111  Capital One Financial Corp.                        2,518,787
            31,940  SLM Corporation                                    1,839,105
                                                                 ---------------
                                                                      10,033,377
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
             8,009  Ball Corp.                                           425,839
             8,040  Bemis Co., Inc.                                      266,767
            10,347  Pactiv Corp.(1)(2)                                   329,966
            12,508  Sealed Air Corp.(1)                                  387,998

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             8,186  Temple-Inland Inc.                                   503,684
                                                                 ---------------
                                                                       1,914,254
                                                                 ---------------
DISTRIBUTORS - 0.1%
            13,270  Genuine Parts Company                                658,192
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
            10,894  Apollo Group Inc. Cl A(2)                            636,536
            25,088  H & R Block, Inc.(1)                                 586,307
                                                                 ---------------
                                                                       1,222,843
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.2%
           347,945  Bank of America Corp.                             17,011,031
             2,748  Chicago Mercantile Exchange
                    Holdings Inc. Cl A(1)                              1,468,421
            15,059  CIT Group Inc.                                       825,685
           386,465  Citigroup Inc.                                    19,821,789
           268,154  JPMorgan Chase & Co.                              12,992,061
            26,070  McGraw-Hill
                    Companies, Inc. (The)                              1,774,846
            18,205  Moody's Corp.(1)                                   1,132,351
                                                                 ---------------
                                                                      55,026,184
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.1%
           483,405  AT&T Inc.                                         20,061,307
             8,671  CenturyTel Inc.                                      425,313
            26,306  Citizens Communications
                    Company                                              401,693
            11,716  Embarq Corp.                                         742,443
           122,061  Qwest Communications
                    International Inc.(1)(2)                           1,183,992
           226,640  Verizon Communications Inc.                        9,330,768
            37,111  Windstream Corp.                                     547,758
                                                                 ---------------
                                                                      32,693,274
                                                                 ---------------
ELECTRIC UTILITIES - 1.8%
            12,800  Allegheny Energy, Inc.(2)                            662,272
            30,867  American Electric Power                            1,390,250
            97,818  Duke Energy Corp.                                  1,790,069
            25,353  Edison International                               1,422,810
            15,431  Entergy Corp.                                      1,656,518
            52,372  Exelon Corporation                                 3,802,207
            24,645  FirstEnergy Corp.                                  1,595,271
            31,559  FPL Group, Inc.                                    1,790,658
             7,733  Pinnacle West Capital Corp.(1)                       308,160
            29,967  PPL Corporation                                    1,402,156
            20,009  Progress Energy Inc.                                 912,210

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            58,248  Southern Co.(1)                                    1,997,324
                                                                 ---------------
                                                                      18,729,905
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.4%
            14,203  Cooper Industries, Ltd. Cl A                         810,849
            62,081  Emerson Electric Co.                               2,905,391
            12,893  Rockwell Automation Inc.(1)                          895,290
                                                                 ---------------
                                                                       4,611,530
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.2%
            31,412  Agilent Technologies, Inc.(2)                      1,207,478
            14,383  Jabil Circuit, Inc.(1)                               317,433
            11,041  Molex Inc.(1)                                        331,340
            69,622  Solectron Corp.(2)                                   256,209
             6,368  Tektronix, Inc.                                      214,856
                                                                 ---------------
                                                                       2,327,316
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.1%
            24,918  Baker Hughes Inc.                                  2,096,351
            22,824  BJ Services Co.                                      649,115
            11,744  ENSCO International Inc.(1)                          716,501
            71,191  Halliburton Co.(1)                                 2,456,090
            21,675  Nabors Industries Ltd.(1)(2)                         723,512
            13,780  National Oilwell Varco, Inc.(2)                    1,436,427
            10,467  Noble Corp.                                        1,020,742
             8,496  Rowan Companies, Inc.                                348,166
            91,956  Schlumberger Ltd.                                  7,810,742
            15,517  Smith International, Inc.(1)                         909,917
            22,796  Transocean Inc.(2)                                 2,415,920
            26,314  Weatherford
                    International Ltd.(1)(2)                           1,453,585
                                                                 ---------------
                                                                      22,037,068
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.3%
            35,195  Costco Wholesale Corp.                             2,059,611
           120,255  CVS/Caremark Corp.                                 4,383,295
            55,089  Kroger Co. (The)                                   1,549,654
            34,279  Safeway Inc.                                       1,166,514
            16,174  SUPERVALU INC.                                       749,180
            48,010  Sysco Corp.                                        1,583,850
            77,870  Walgreen Co.                                       3,390,460
           190,611  Wal-Mart Stores, Inc.                              9,170,294

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            10,945  Whole Foods Market, Inc.(1)                          419,194
                                                                 ---------------
                                                                      24,472,052
                                                                 ---------------
FOOD PRODUCTS - 1.5%
            50,790  Archer-Daniels-Midland Co.                         1,680,641
            16,999  Campbell Soup Co.(1)                                 659,731
            39,314  ConAgra Foods, Inc.                                1,055,974
            10,034  Dean Foods Co.(1)                                    319,784
            26,857  General Mills, Inc.                                1,568,986
            25,279  H.J. Heinz Co.                                     1,199,994
            13,471  Hershey Co. (The)(1)                                 681,902
            19,512  Kellogg Co.                                        1,010,526
           126,919  Kraft Foods Inc. Cl A                              4,473,895
            10,083  McCormick & Company, Inc.                            384,969
            57,081  Sara Lee Corp.                                       993,209
            19,640  Tyson Foods, Inc. Cl A(1)                            452,506
            16,977  Wm. Wrigley Jr. Co.                                  938,998
                                                                 ---------------
                                                                      15,421,115
                                                                 ---------------
GAS UTILITIES - 0.1%
             3,417  Nicor Inc.(1)                                        146,658
            13,378  Questar Corp.                                        707,027
                                                                 ---------------
                                                                         853,685
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
             8,038  Bard (C.R.), Inc.                                    664,180
             4,232  Bausch & Lomb Inc.                                   293,870
            50,737  Baxter International Inc.                          2,858,522
            19,033  Becton, Dickinson & Co.                            1,417,959
            19,062  Biomet Inc.                                          871,515
            92,155  Boston Scientific Corp.(2)                         1,413,658
            12,141  Hospira Inc.(2)                                      473,985
            89,789  Medtronic, Inc.                                    4,656,457
            26,789  St. Jude Medical, Inc.(2)                          1,111,476
            23,202  Stryker Corp.                                      1,463,814
            10,001  Varian Medical Systems, Inc.(2)                      425,143
            18,455  Zimmer Holdings Inc.(2)                            1,566,644
                                                                 ---------------
                                                                      17,217,223
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.2%
            40,181  Aetna Inc.                                         1,984,941
            14,746  AmerisourceBergen Corp.                              729,485
            30,819  Cardinal Health, Inc.                              2,177,054

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            22,596  CIGNA Corp.                                        1,179,963
            12,412  Coventry Health Care Inc.(2)                         715,552
            21,110  Express Scripts, Inc.(1)(2)                        1,055,711
            12,976  Humana Inc.(2)                                       790,368
             9,527  Laboratory Corp. of
                    America Holdings(2)                                  745,583
             5,674  Manor Care, Inc.(1)                                  370,455
            22,986  McKesson Corp.                                     1,370,885
            22,414  Medco Health Solutions Inc.(2)                     1,748,068
            10,833  Patterson Companies, Inc.(1)(2)                      403,746
            12,359  Quest Diagnostics Inc.(1)                            638,342
            36,030  Tenet Healthcare Corp.(1)(2)                         234,555
           105,370  UnitedHealth Group Inc.                            5,388,623
            47,784  WellPoint Inc.(2)                                  3,814,597
                                                                 ---------------
                                                                      23,347,928
                                                                 ---------------
HEALTH CARE TECHNOLOGY(3)
            15,192  IMS Health Inc.                                      488,119
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
            34,425  Carnival Corporation                               1,678,907
            11,302  Darden Restaurants, Inc.                             497,175
            14,505  Harrah's Entertainment, Inc.                       1,236,696
            30,269  Hilton Hotels Corporation                          1,013,103
            26,325  International Game Technology                      1,045,103
            25,662  Marriott International, Inc. Cl A                  1,109,625
            93,635  McDonald's Corporation                             4,752,913
            58,434  Starbucks Corporation(2)                           1,533,308
            16,719  Starwood Hotels & Resorts
                    Worldwide, Inc.                                    1,121,343
             6,709  Wendy's International, Inc.                          246,556
            14,704  Wyndham Worldwide Corp.(2)                           533,167
            41,028  Yum! Brands, Inc.                                  1,342,436
                                                                 ---------------
                                                                      16,110,332
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
             5,068  Black & Decker Corporation                           447,555
             9,299  Centex Corp.(1)                                      372,890
            21,255  D.R. Horton, Inc.(1)                                 423,612
            11,865  Fortune Brands, Inc.(1)                              977,321
             5,099  Harman International
                    Industries Inc.                                      595,563
             6,063  KB Home(1)                                           238,700
            13,796  Leggett & Platt, Inc.(1)                             304,202
            10,738  Lennar Corp.(1)                                      392,581
            21,607  Newell Rubbermaid Inc.                               635,894
            16,543  Pulte Homes Inc.(1)                                  371,390

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             4,588  Snap-on Incorporated                                 231,740
             6,380  Stanley Works (The)(1)                               387,266
             6,125  Whirlpool Corp.(1)                                   681,100
                                                                 ---------------
                                                                       6,059,814
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.0%
            11,772  Clorox Company                                       731,041
            39,948  Colgate-Palmolive Co.                              2,590,628
            35,516  Kimberly-Clark Corp.                               2,375,665
           245,958  Procter & Gamble Co. (The)                        15,050,170
                                                                 ---------------
                                                                      20,747,504
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
            51,686  AES Corp. (The)(2)                                 1,130,890
            14,060  Constellation Energy Group Inc.                    1,225,610
            30,520  Dynegy Inc. Cl A(2)                                  288,109
            35,733  TXU Corp.                                          2,404,831
                                                                 ---------------
                                                                       5,049,440
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.0%
            56,916  3M Co.                                             4,939,740
           804,010  General Electric Co.                              30,777,502
             9,750  Textron Inc.                                       1,073,573
           154,539  Tyco International Ltd.                            5,221,873
                                                                 ---------------
                                                                      42,012,688
                                                                 ---------------
INSURANCE - 4.7%
            25,424  Ace, Ltd.                                          1,589,508
            38,273  Aflac Inc.                                         1,967,232
            48,142  Allstate Corp.                                     2,961,214
             7,967  Ambac Financial Group, Inc.(1)                       694,643
           202,623  American International Group, Inc.                14,189,690
            23,221  AON Corp.                                            989,447
             7,810  Assurant, Inc.(1)                                    460,165
            31,793  Chubb Corp.                                        1,721,273
            13,453  Cincinnati Financial Corp.                           583,860
            31,239  Genworth Financial Inc. Cl A                       1,074,622
            24,916  Hartford Financial Services
                    Group Inc. (The)                                   2,454,475
            52,566  Travelers Companies, Inc. (The)                    2,812,281
            21,540  Lincoln National Corp.                             1,528,263
            35,099  Loews Corp.                                        1,789,347
            43,015  Marsh & McLennan
                    Companies, Inc.                                    1,328,303
            10,487  MBIA Inc.(1)                                         652,501

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            58,561  MetLife, Inc.                                      3,776,013
            20,846  Principal Financial Group, Inc.                    1,215,113
            57,933  Progressive Corp. (The)                            1,386,337
            36,491  Prudential Financial, Inc.                         3,548,020
             8,216  Safeco Corp.                                         511,528
             7,628  Torchmark Corp.                                      511,076
            26,670  Unum Group                                           696,354
            14,344  XL Capital Ltd. Cl A                               1,209,056
                                                                 ---------------
                                                                      49,650,321
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
            24,201  Amazon.com, Inc.(2)                                1,655,590
            16,903  IAC/InterActiveCorp(2)                               585,013
                                                                 ---------------
                                                                       2,240,603
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.4%
            88,408  eBay Inc.(2)                                       2,844,969
            17,021  Google Inc. Cl A(2)                                8,908,452
            19,082  VeriSign, Inc.(1)(2)                                 605,472
            94,994  Yahoo! Inc.(2)                                     2,577,187
                                                                 ---------------
                                                                      14,936,080
                                                                 ---------------
IT SERVICES - 2.2%
             7,701  Affiliated Computer Services Inc.
                    Cl A(2)                                              436,801
            43,022  Automatic Data Processing, Inc.                    2,085,276
            11,105  Cognizant Technology Solutions
                    Corporation Cl A(2)                                  833,874
            13,482  Computer Sciences Corp.(2)                           797,460
            10,644  Convergys Corp.(2)                                   258,011
            40,033  Electronic Data Systems Corp.                      1,110,115
            12,670  Fidelity National Information
                    Services, Inc.                                       687,728
            58,591  First Data Corp.                                   1,914,168
            13,277  Fiserv, Inc.(2)                                      754,134
           106,655  International Business
                    Machines Corp.                                    11,225,438
            26,396  Paychex, Inc.                                      1,032,612
            26,899  Unisys Corp.(2)                                      245,857
            60,072  Western Union Co. (The)                            1,251,300
                                                                 ---------------
                                                                      22,632,774
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
             6,924  Brunswick Corp.                                      225,930
            22,381  Eastman Kodak Co.(1)                                 622,863
            12,572  Hasbro, Inc.                                         394,887

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            30,600  Mattel, Inc.                                         773,874
                                                                 ---------------
                                                                       2,017,554
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
            14,291  Applera Corporation - Applied
                    Biosystems Group                                     436,447
             4,147  Millipore Corp.(1)(2)                                311,398
             9,396  PerkinElmer, Inc.                                    244,860
            32,684  Thermo Fisher Scientific Inc.(2)                   1,690,417
             7,904  Waters Corp.(2)                                      469,181
                                                                 ---------------
                                                                       3,152,303
                                                                 ---------------
MACHINERY - 1.7%
            50,247  Caterpillar Inc.                                   3,934,341
             8,110  Cummins Inc.(1)                                      820,813
            18,521  Danaher Corp.(1)                                   1,398,336
            17,652  Deere & Co.                                        2,131,302
            15,932  Dover Corp.                                          814,922
            11,378  Eaton Corp.                                        1,058,154
            32,178  Illinois Tool Works Inc.                           1,743,726
            23,953  Ingersoll-Rand Company Ltd. Cl A                   1,313,103
            14,148  ITT Industries, Inc.(1)                              966,025
            19,318  Paccar Inc.                                        1,681,439
             9,577  Pall Corp.                                           440,446
             9,010  Parker-Hannifin Corp.                                882,169
             7,986  Terex Corp.(2)                                       649,262
                                                                 ---------------
                                                                      17,834,038
                                                                 ---------------
MEDIA - 3.2%
            57,428  CBS Corp. Cl B                                     1,913,501
            38,611  Clear Channel
                    Communications, Inc.(1)                            1,460,268
           242,733  Comcast Corp. Cl A(2)                              6,825,651
            60,280  DIRECTV Group, Inc. (The)(2)                       1,393,071
             5,178  Dow Jones & Co., Inc.(1)                             297,476
             6,501  EW Scripps Co. Cl A                                  297,031
            18,274  Gannett Co., Inc.                                  1,004,156
            36,189  Interpublic Group of
                    Companies, Inc.(1)(2)                                412,555
             3,053  Meredith Corp.                                       188,065
            11,125  New York Times Co. (The) Cl A(1)                     282,575
           182,547  News Corp. Cl A                                    3,871,822
            26,006  Omnicom Group Inc.                                 1,376,238
           296,860  Time Warner Inc.                                   6,245,934
             6,453  Tribune Co.                                          189,718
            53,856  Viacom Inc. Cl B(2)                                2,242,025

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           156,520  Walt Disney Co. (The)                              5,343,593
                                                                 ---------------
                                                                      33,343,679
                                                                 ---------------
METALS & MINING - 0.9%
            67,656  Alcoa Inc.                                         2,742,098
             7,937  Allegheny Technologies Inc.                          832,433
            29,165  Freeport-McMoRan Copper &
                    Gold, Inc.(1)                                      2,415,445
            35,091  Newmont Mining Corporation                         1,370,654
            23,432  Nucor Corp.                                        1,374,287
             9,221  United States Steel Corp.                          1,002,784
                                                                 ---------------
                                                                       9,737,701
                                                                 ---------------
MULTI-UTILITIES - 1.1%
            16,079  Ameren Corp.(1)                                      788,032
            24,919  CenterPoint Energy, Inc.(1)                          433,591
            17,160  CMS Energy Corp.                                     295,152
            20,809  Consolidated Edison, Inc.(1)                         938,902
            27,153  Dominion Resources Inc.                            2,343,574
            13,786  DTE Energy Company(1)                                664,761
             5,942  Integrys Energy Group Inc.                           301,438
            13,668  KeySpan Corporation                                  573,783
            21,320  NiSource Inc.                                        441,537
            27,299  PG&E Corp.                                         1,236,645
            19,669  Public Service Enterprise
                    Group Inc.                                         1,726,544
            20,460  Sempra Energy                                      1,211,846
            16,087  TECO Energy, Inc.(1)                                 276,375
            31,736  XCEL Energy Inc.(1)                                  649,636
                                                                 ---------------
                                                                      11,881,816
                                                                 ---------------
MULTILINE RETAIL - 1.2%
             8,656  Big Lots, Inc.(1)(2)                                 254,660
             4,784  Dillard's Inc. Cl A(1)                               171,889
            24,290  Dollar General Corp.                                 532,437
            11,798  Family Dollar Stores, Inc.(1)                        404,907
            35,766  Macy's Inc.                                        1,422,771
            17,507  J.C. Penney Co., Inc.                              1,267,157
            25,446  Kohl's Corp.(2)                                    1,807,429
            17,804  Nordstrom, Inc.                                      910,140
             6,468  Sears Holdings Corp.(1)(2)                         1,096,326
            66,825  Target Corp.                                       4,250,071
                                                                 ---------------
                                                                      12,117,787
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.1%
            73,845  Xerox Corp.(2)                                     1,364,656
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.6%
            36,035  Anadarko Petroleum Corp.(1)                        1,873,460
            25,752  Apache Corp.                                       2,101,106
            31,865  Chesapeake Energy Corp.(1)                         1,102,529
           167,876  Chevron Corp.                                     14,141,874
           127,912  ConocoPhillips                                    10,041,092
            14,206  Consol Energy Inc.                                   655,039
            34,583  Devon Energy Corporation                           2,707,503
            54,348  El Paso Corp.(1)                                     936,416
            18,987  EOG Resources Inc.                                 1,387,190
           441,100  Exxon Mobil Corp.                                 36,999,467
            21,025  Hess Corp.                                         1,239,634
            48,859  Spectra Energy Corp.                               1,268,380
            53,820  Marathon Oil Corp.                                 3,227,047
            14,603  Murphy Oil Corp.                                     868,002
            65,209  Occidental Petroleum Corp.                         3,774,297
            20,598  Peabody Energy Corp.                                 996,531
             9,444  Sunoco, Inc.                                         752,498
            42,715  Valero Energy Corp.                                3,154,930
            46,523  Williams Companies, Inc. (The)                     1,471,057
            29,713  XTO Energy Inc.                                    1,785,751
                                                                 ---------------
                                                                      90,483,803
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
            35,219  International Paper Company(1)                     1,375,302
            14,205  MeadWestvaco Corp.                                   501,721
            16,686  Weyerhaeuser Co.                                   1,317,026
                                                                 ---------------
                                                                       3,194,049
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
            34,324  Avon Products, Inc.                                1,261,407
             9,053  Estee Lauder Companies, Inc.
                    (The) Cl A                                           412,002
                                                                 ---------------
                                                                       1,673,409
                                                                 ---------------
PHARMACEUTICALS - 6.2%
           120,054  Abbott Laboratories                                6,428,892
            23,930  Allergan, Inc.                                     1,379,325
             8,303  Barr Pharmaceuticals Inc.(2)                         417,060
           155,654  Bristol-Myers Squibb Co.                           4,912,440
            76,938  Eli Lilly and Company                              4,299,295

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            24,735  Forest Laboratories, Inc.(2)                       1,129,153
           226,225  Johnson & Johnson                                 13,939,985
            18,933  King Pharmaceuticals, Inc.(1)(2)                     387,369
           169,143  Merck & Co., Inc.                                  8,423,321
            19,239  Mylan Laboratories Inc.                              349,957
           550,760  Pfizer Inc.                                       14,082,933
           116,077  Schering-Plough Corp.                              3,533,384
             8,058  Watson Pharmaceuticals, Inc.(2)                      262,127
           104,910  Wyeth                                              6,015,539
                                                                 ---------------
                                                                      65,560,780
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.2%
             7,597  Apartment Investment and
                    Management Co. Cl A(1)                               383,041
            17,150  Archstone-Smith Trust                              1,013,737
             6,175  AvalonBay Communities Inc.(1)                        734,084
             9,256  Boston Properties Inc.(1)                            945,315
             9,869  Developers Diversified
                    Realty Corp.(1)                                      520,195
            22,880  Equity Residential                                 1,044,014
            19,153  General Growth Properties, Inc.                    1,014,151
            40,529  Host Hotels & Resorts Inc.(1)                        937,030
            17,593  Kimco Realty Corporation(1)                          669,766
            13,802  Plum Creek Timber Co. Inc.                           574,991
            19,940  ProLogis                                           1,134,586
             9,548  Public Storage Inc.(1)                               733,477
            17,343  Simon Property Group, Inc.                         1,613,593
            10,146  Vornado Realty Trust                               1,114,437
                                                                 ---------------
                                                                      12,432,417
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.1%
            14,521  CB Richard Ellis Group, Inc.
                    Cl A(2)                                              530,017
                                                                 ---------------
ROAD & RAIL - 0.8%
            27,930  Burlington Northern
                    Santa Fe Corp.                                     2,377,960
            33,989  CSX Corporation                                    1,532,224
            30,890  Norfolk Southern Corp.                             1,623,887
             4,805  Ryder System, Inc.                                   258,509
            21,067  Union Pacific Corp.                                2,425,866
                                                                 ---------------
                                                                       8,218,446
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.7%
            43,195  Advanced Micro
                    Devices, Inc.(1)(2)                                  617,689
            27,752  Altera Corp.(1)                                      614,152
            25,972  Analog Devices, Inc.                                 977,586

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           108,691  Applied Materials, Inc.                            2,159,690
            36,695  Broadcom Corp. Cl A(2)                             1,073,329
           453,577  Intel Corp.                                       10,776,989
            15,544  KLA-Tencor Corp.                                     854,143
            19,756  Linear Technology Corp.(1)                           714,772
            59,955  LSI Logic Corp.(2)                                   450,262
            24,960  Maxim Integrated Products, Inc.(1)                   833,914
            17,462  MEMC Electronic Materials Inc.(2)                  1,067,277
            58,748  Micron Technology, Inc.(1)(2)                        736,112
            22,077  National Semiconductor Corp.(1)                      624,117
             9,715  Novellus Systems, Inc.(1)(2)                         275,615
            27,943  NVIDIA Corp.(2)                                    1,154,325
            14,509  Teradyne, Inc.(2)                                    255,068
           112,305  Texas Instruments Inc.                             4,226,037
            25,212  Xilinx, Inc.                                         674,925
                                                                 ---------------
                                                                      28,086,002
                                                                 ---------------
SOFTWARE - 3.2%
            45,788  Adobe Systems Inc.(2)                              1,838,388
            18,033  Autodesk, Inc.(2)                                    848,994
            15,878  BMC Software Inc.(2)                                 481,103
            32,014  CA, Inc.(1)                                          826,922
            14,059  Citrix Systems, Inc.(2)                              473,367
            25,254  Compuware Corp.(2)                                   299,512
            24,127  Electronic Arts Inc.(2)                            1,141,690
            26,662  Intuit Inc.(1)(2)                                    801,993
           660,003  Microsoft Corporation                             19,450,288
            26,415  Novell, Inc.(1)(2)                                   205,773
           310,454  Oracle Corp.(2)                                    6,119,048
            71,946  Symantec Corp.(2)                                  1,453,309
                                                                 ---------------
                                                                      33,940,387
                                                                 ---------------
SPECIALTY RETAIL - 1.9%
             6,869  Abercrombie & Fitch Co.(1)                           501,300
            11,643  AutoNation, Inc.(1)(2)                               261,269
             3,867  AutoZone, Inc.(2)                                    528,310
            22,054  Bed Bath & Beyond Inc.(2)                            793,723
            31,501  Best Buy Co., Inc.                                 1,470,152
            11,277  Circuit City Stores Inc.(1)                          170,057
            41,010  Gap, Inc. (The)                                      783,291
           155,754  Home Depot, Inc. (The)                             6,128,919
            26,622  Limited Brands, Inc.(1)                              730,774
           118,480  Lowe's Companies, Inc.                             3,636,151
            21,519  Office Depot, Inc.(2)                                652,026

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             5,908  OfficeMax Inc.(1)                                    232,184
            10,523  RadioShack Corp.(1)                                  348,732
             8,687  Sherwin-Williams Co.(1)                              577,425
            55,794  Staples, Inc.                                      1,323,992
            10,536  Tiffany & Co.(1)                                     559,040
            35,417  TJX Companies, Inc. (The)                            973,968
                                                                 ---------------
                                                                      19,671,313
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
            28,805  Coach Inc.(2)                                      1,365,069
             8,368  Jones Apparel Group, Inc.                            236,396
             8,175  Liz Claiborne, Inc.(1)                               304,928
            29,413  NIKE, Inc. Cl B                                    1,714,483
             4,771  Polo Ralph Lauren Corp.(1)                           468,083
             7,009  VF Corp.                                             641,884
                                                                 ---------------
                                                                       4,730,843
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.3%
            45,895  Countrywide Financial
                    Corporation(1)                                     1,668,283
            75,849  Fannie Mae                                         4,955,215
            52,519  Freddie Mac                                        3,187,903
            38,528  Hudson City Bancorp, Inc.(1)                         470,812
             6,465  MGIC Investment Corp.(1)                             367,600
            28,107  Sovereign Bancorp Inc.(1)                            594,182
            69,173  Washington Mutual, Inc.(1)                         2,949,537
                                                                 ---------------
                                                                      14,193,532
                                                                 ---------------
TOBACCO - 1.2%
           164,225  Altria Group Inc.                                 11,518,742
            13,345  Reynolds American Inc.(1)                            870,094
            12,502  UST Inc.(1)                                          671,482
                                                                 ---------------
                                                                      13,060,318
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(3)
             5,575  Grainger (W.W.), Inc.                                518,754
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.6%
            27,787  ALLTEL Corp.                                       1,877,012
           225,825  Sprint Nextel Corp.                                4,676,836
                                                                 ---------------
                                                                       6,553,848
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,044,972,158
(Cost $690,075,788)                                              ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 0.1%
          $550,000  U.S. Treasury Bills,
                    4.57%, 9/27/07                                       543,793
(Cost $543,853)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.3%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00% - 8.75%,
11/15/16 - 2/15/26, valued at $13,907,207),
in a joint trading account at 4.10%,
dated 6/29/07, due 7/2/07
(Delivery value $13,604,647)(4)                                       13,600,000
(Cost $13,600,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(5) - 6.6%
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.30%, dated 6/29/07,
due 7/2/07 (Delivery value $44,371,044)                               44,351,455

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent), 5.38%,
dated 6/29/07, due 7/2/07
(Delivery value $25,011,208)                                          25,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         69,351,455
(Cost $69,351,455)                                               ---------------

TOTAL INVESTMENT SECURITIES - 107.3%                               1,128,467,406
(Cost $773,571,096)                                              ---------------

OTHER ASSETS AND LIABILITIES - (7.3)%                               (76,581,208)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,051,886,198
                                                                 ===============

FUTURES CONTRACTS
                                Expiration      Underlying Face      Unrealized
Contracts Purchased                Date         Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
165 S&P 500 E-Mini Futures    September 2007      $12,519,375        $(248,643)
                                                ================================

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007, was $68,142,551. The total value of all collateral received at June 30, 2007 was $73,211,860.
(2) Non-income producing.
(3) Industry is less than 0.05% of total net assets.
(4) Security, or a portion thereof, has been segregated for futures contracts.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $812,287,389
                                                                 ===============
Gross tax appreciation of investments                              $343,072,679
Gross tax depreciation of investments                               (26,892,662)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $316,180,017
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LARGE COMPANY VALUE FUND
JUNE 30, 2007

[american century investments logo and text logo]

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.6%
AEROSPACE & DEFENSE - 0.9%
           338,500  Northrop Grumman Corp.                        $   26,358,995
                                                                 ---------------
BEVERAGES - 2.0%
           644,700  Coca-Cola Company (The)                           33,724,257
           643,900  Pepsi Bottling Group Inc.(1)                      21,686,552
                                                                 ---------------
                                                                      55,410,809
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
           232,800  Amgen Inc.(1)(2)                                  12,871,512
                                                                 ---------------
CAPITAL MARKETS - 3.2%
           515,600  Merrill Lynch & Co., Inc.                         43,093,848
           565,100  Morgan Stanley                                    47,400,588
                                                                 ---------------
                                                                      90,494,436
                                                                 ---------------
CHEMICALS - 2.2%
           521,000  du Pont (E.I.) de Nemours & Co.                   26,487,640
           449,800  PPG Industries, Inc.                              34,234,278
                                                                 ---------------
                                                                      60,721,918
                                                                 ---------------
COMMERCIAL BANKS - 7.0%
           638,300  Bank of New York Co., Inc. (The)                  26,451,152
           457,600  National City Corp.(1)                            15,247,232
           247,500  PNC Financial Services Group(1)                   17,716,050
         1,095,600  U.S. Bancorp(1)                                   36,100,020
           823,300  Wachovia Corp.(1)                                 42,194,125
         1,678,200  Wells Fargo & Co.                                 59,022,294
                                                                 ---------------
                                                                     196,730,873
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
           507,800  R.R. Donnelley &
                    Sons Company(1)                                   22,094,378
           435,200  Waste Management, Inc.                            16,994,560
                                                                 ---------------
                                                                      39,088,938
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
           389,300  Motorola, Inc.                                     6,890,610
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.5%
           927,500  Hewlett-Packard Co.                               41,385,050
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.6%
           683,500  H&R Block, Inc.(1)                                15,973,395
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.1%
         1,881,900  Bank of America Corp.                             92,006,091
         2,454,400  Citigroup Inc.                                   125,886,176
         1,334,300  JPMorgan Chase & Co.                              64,646,835
                                                                 ---------------
                                                                     282,539,102
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.5%
         2,106,600  AT&T Inc.                                         87,423,900
           967,400  Verizon Communications Inc.                       39,827,858
                                                                 ---------------
                                                                     127,251,758
                                                                 ---------------
ELECTRIC UTILITIES - 2.6%
           531,000  Exelon Corporation                                38,550,600
           723,000  PPL Corporation(1)                                33,829,170
                                                                 ---------------
                                                                      72,379,770
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.4%
            94,200  National Oilwell Varco, Inc.(1)(2)                 9,819,408
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.6%
           617,200  Kroger Co. (The)(1)                               17,361,836
           592,800  Wal-Mart Stores, Inc.                             28,519,608
                                                                 ---------------
                                                                      45,881,444
                                                                 ---------------
FOOD PRODUCTS - 1.3%
         1,144,800  Unilever N.V. New York Shares                     35,511,696
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
           149,900  Quest Diagnostics Inc.(1)                          7,742,335
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
           470,100  McDonald's Corporation                            23,862,276
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
           562,400  Newell Rubbermaid Inc.                            16,551,432
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 3.3%
         1,492,800  General Electric Co.                              57,144,384

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         1,023,500  Tyco International Ltd.                           34,584,065
                                                                 ---------------
                                                                      91,728,449
                                                                 ---------------
INSURANCE - 6.3%
           545,500  Allstate Corp.                                    33,553,705
           805,400  American International
                    Group, Inc.(1)                                    56,402,162
           331,700  Hartford Financial Services
                    Group Inc. (The)                                  32,675,767
           411,600  Loews Corp.                                       20,983,368
           508,500  Marsh & McLennan
                    Companies, Inc.(1)                                15,702,480
           261,600  Torchmark Corp.(1)                                17,527,200
                                                                 ---------------
                                                                     176,844,682
                                                                 ---------------
IT SERVICES - 1.6%
           216,600  Fiserv, Inc.(2)                                   12,302,880
           315,900  International Business
                    Machines Corp.                                    33,248,475
                                                                 ---------------
                                                                      45,551,355
                                                                 ---------------
MACHINERY - 3.6%
           187,900  Caterpillar Inc.                                  14,712,570
           165,600  Deere & Co.                                       19,994,544
           384,500  Dover Corp.(1)                                    19,667,175
           502,700  Ingersoll-Rand Company Ltd. Cl A                  27,558,014
           206,500  Parker-Hannifin Corp.(1)                          20,218,415
                                                                 ---------------
                                                                     102,150,718
                                                                 ---------------
MEDIA - 3.6%
           519,300  Gannett Co., Inc.(1)                              28,535,535
         2,416,500  Time Warner Inc.                                  50,843,160
           533,900  Viacom Inc. Cl B(1)(2)                            22,226,257
                                                                 ---------------
                                                                     101,604,952
                                                                 ---------------
METALS & MINING - 0.4%
           191,900  Nucor Corp.(1)                                    11,254,935
                                                                 ---------------
MULTI-UTILITIES - 0.5%
           657,100  NiSource Inc.(1)                                  13,608,541
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
           976,800  Xerox Corp.(2)                                    18,051,264
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.7%
           960,200  Chevron Corp.(1)                                  80,887,248
           696,500  ConocoPhillips                                    54,675,250
           140,500  Devon Energy Corporation                          10,999,745
         1,583,100  Exxon Mobil Corp.                                132,790,428

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           957,100  Royal Dutch Shell plc ADR                         77,716,521
                                                                 ---------------
                                                                     357,069,192
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
           386,393  Weyerhaeuser Co.                                  30,497,999
                                                                 ---------------
PHARMACEUTICALS - 7.7%
           722,800  Abbott Laboratories                               38,705,940
           326,300  Eli Lilly and Company                             18,233,644
           773,400  Johnson & Johnson                                 47,656,908
           381,200  Merck & Co., Inc.                                 18,983,760
         2,004,600  Pfizer Inc.                                       51,257,622
           715,700  Wyeth                                             41,038,238
                                                                 ---------------
                                                                     215,876,112
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.8%
           404,200  Applied Materials, Inc.(1)                         8,031,454
           573,300  Intel Corp.                                       13,621,608
                                                                 ---------------
                                                                      21,653,062
                                                                 ---------------
SOFTWARE - 2.2%
         1,447,500  Microsoft Corporation(1)                          42,657,825
           906,700  Oracle Corp.(2)                                   17,871,057
                                                                 ---------------
                                                                      60,528,882
                                                                 ---------------
SPECIALTY RETAIL - 2.6%
           335,400  Best Buy Co., Inc.(1)                             15,653,118
           827,600  Gap, Inc. (The)(1)                                15,807,160
           654,700  Home Depot, Inc. (The)                            25,762,445
           638,000  Staples, Inc.                                     15,139,740
                                                                 ---------------
                                                                      72,362,463
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
           217,100  VF Corp.(1)                                       19,882,018
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.0%
         1,079,200  Freddie Mac                                       65,507,440
           274,600  MGIC Investment Corp.(1)                          15,613,756
           754,300  Washington Mutual, Inc.                           32,163,352
                                                                 ---------------
                                                                     113,284,548
                                                                 ---------------
TOBACCO - 1.2%
           461,300  Altria Group Inc.                                 32,355,582
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
         1,257,900  Sprint Nextel Corp.                               26,051,109
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,677,821,620
(Cost $2,068,124,426)                                            ---------------

TEMPORARY CASH INVESTMENTS - 4.1%
Repurchase Agreement, Bank of America, Corp.,
(collateralized by various U.S. Treasury
obligations, 8.125%, 5/15/21, valued at
$4,817,891), in a joint trading account
at 3.95%, dated 6/29/07, due 7/2/07
(Delivery value $4,701,547)                                            4,700,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00%-8.75%,
11/15/16-2/15/26, valued at $114,018,647),
in a joint trading account at 4.10%,
dated 6/29/07, due 7/2/07
(Delivery value $111,538,096)(3)                                     111,500,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     116,200,000
(Cost $116,200,000)                                              ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 4.8%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.37%, dated 6/29/07,
due 7/2/07 (Delivery value $100,044,750)                             100,000,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.38%,
dated 6/29/07, due 7/2/07
(Delivery value $14,103,661)                                          14,097,341

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.30%,
dated 6/29/07, due 7/2/07
(Delivery value $19,571,610)                                          19,562,970
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        133,660,311
(Cost $133,660,311)                                              ---------------

TOTAL INVESTMENT SECURITIES - 104.5%                               2,927,681,931
(Cost $2,317,984,737)                                            ---------------

OTHER ASSETS AND LIABILITIES - (4.5)%                              (126,073,905)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,801,608,026
                                                                 ===============

FUTURES CONTRACTS
                                 Expiration       Underlying Face    Unrealized
Contracts Purchased                 Date          Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
661 S&P 500 E-Muni Futures     September 2007       $50,153,375      $(935,226)
                                                  ==============================

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007, was $131,156,375.
(2) Non-income producing.
(3) Security, or a portion thereof, has been segregated for futures contracts.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,319,679,016
                                                                 ===============
Gross tax appreciation of investments                            $  622,357,581
Gross tax depreciation of investments                               (14,354,666)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  608,002,915
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MID CAP VALUE FUND
JUNE 30, 2007

[american century investments logo and text logo]

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.2%
AEROSPACE & DEFENSE - 0.5%
            26,319  Northrop Grumman Corp.                         $   2,049,463
                                                                 ---------------
AIRLINES - 2.5%
           667,203  Southwest Airlines Co.                             9,947,997
                                                                 ---------------
AUTO COMPONENTS - 1.1%
            79,532  Autoliv, Inc.                                      4,522,985
                                                                 ---------------
AUTOMOBILES - 0.4%
            52,699  Winnebago Industries(1)                            1,555,674
                                                                 ---------------
BEVERAGES - 3.5%
            82,262  Anheuser-Busch Companies, Inc.                     4,290,786
           230,435  Coca-Cola Enterprises Inc.                         5,530,440
           129,760  Pepsi Bottling Group Inc.                          4,370,317
                                                                 ---------------
                                                                      14,191,543
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
           113,748  Masco Corp.                                        3,238,406
                                                                 ---------------
CAPITAL MARKETS - 1.0%
             9,500  Bear Stearns
                    Companies Inc. (The)                               1,330,000
            40,050  Nuveen Investments Inc. Cl A(1)                    2,489,108
                                                                 ---------------
                                                                       3,819,108
                                                                 ---------------
CHEMICALS - 1.9%
            39,188  Ecolab Inc.                                        1,673,328
            55,101  Minerals Technologies Inc.(1)                      3,689,012
            24,750  Olin Corp.(1)                                        519,750
            33,765  Rohm and Haas Co.                                  1,846,270
                                                                 ---------------
                                                                       7,728,360
                                                                 ---------------
COMMERCIAL BANKS - 11.1%
            37,176  BancorpSouth Inc.(1)                                 909,325
           148,229  BB&T Corporation                                   6,029,956
            29,220  Commerce Bancshares, Inc.                          1,323,666
            43,916  Fifth Third Bancorp                                1,746,539
           134,085  Marshall & Ilsley Corp.                            6,386,469
           502,394  South Financial
                    Group Inc. (The)(1)                               11,374,200
           146,506  SunTrust Banks, Inc.                              12,561,423
            52,400  United Bankshares, Inc.(1)                         1,666,320
            27,701  Zions Bancorporation                               2,130,484
                                                                 ---------------
                                                                      44,128,382
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 4.2%
            80,693  HNI Corp.(1)                                       3,308,413
           154,359  Pitney Bowes, Inc.                                 7,227,089
           118,794  Republic Services, Inc.                            3,639,848
            71,644  Waste Management, Inc.                             2,797,698
                                                                 ---------------
                                                                      16,973,048
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.6%
           141,317  Motorola, Inc.                                     2,501,311
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
           342,925  QLogic Corp.(2)                                    5,709,701
                                                                 ---------------
CONTAINERS & PACKAGING - 1.8%
           221,289  Bemis Co., Inc.                                    7,342,369
                                                                 ---------------
DISTRIBUTORS - 0.4%
            33,754  Genuine Parts Company                              1,674,198
                                                                 ---------------
DIVERSIFIED - 2.1%
            94,020  iShares S&P MidCap 400
                    Index Fund(1)                                      8,380,003
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.6%
            21,479  BCE Inc. ORD(1)                                      813,351
           249,936  Iowa Telecommunications
                    Services Inc.(1)                                   5,681,045
                                                                 ---------------
                                                                       6,494,396
                                                                 ---------------
ELECTRIC UTILITIES - 4.6%
            55,797  Empire District Electric Co.(1)                    1,248,179
           180,602  IDACORP, Inc.(1)                                   5,786,488
           415,983  Portland General Electric Co.                     11,414,573
                                                                 ---------------
                                                                      18,449,240
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.3%
            93,286  Hubbell Inc. Cl A(1)                               5,046,773
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.8%
            50,801  Littelfuse, Inc.(2)                                1,715,550
           138,700  Molex Inc.                                         4,162,387
            32,623  Tyco Electronics Ltd.(2)                           1,274,254
                                                                 ---------------
                                                                       7,152,191
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.6%
            44,177  Costco Wholesale Corp.                             2,585,238
                                                                 ---------------
FOOD PRODUCTS - 8.9%
           313,690  ConAgra Foods, Inc.                                8,425,713
           340,241  Diamond Foods Inc.(1)                              5,971,230
            40,922  General Mills, Inc.                                2,390,663
           145,775  H.J. Heinz Co.                                     6,919,939
            44,465  Kellogg Co.                                        2,302,842
           269,813  Kraft Foods Inc. Cl A                              9,510,909
                                                                 ---------------
                                                                      35,521,296
                                                                 ---------------
GAS UTILITIES - 1.0%
            68,266  Piedmont Natural Gas Co., Inc.(1)                  1,682,757
            75,752  WGL Holdings Inc.                                  2,472,545
                                                                 ---------------
                                                                       4,155,302
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
            45,012  Beckman Coulter, Inc.                              2,911,376
            29,900  Covidien Ltd.(2)                                   1,288,690
           455,416  Symmetry Medical Inc.(2)                           7,291,210
                                                                 ---------------
                                                                      11,491,276
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%
            27,437  Universal Health
                    Services, Inc. Cl B                                1,687,376
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.9%
            93,751  International Speedway Corp.                       4,941,615
           270,869  Speedway Motorsports Inc.(1)                      10,829,343
                                                                 ---------------
                                                                      15,770,958
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.7%
            46,674  Clorox Company                                     2,898,455
           116,419  Kimberly-Clark Corp.                               7,787,267
                                                                 ---------------
                                                                      10,685,722
                                                                 ---------------
INSURANCE - 8.2%
            20,804  Allstate Corp.                                     1,279,654
            85,512  Ambac Financial Group, Inc.                        7,455,792
            53,034  Aspen Insurance Holdings Ltd.                      1,488,664
           111,311  Chubb Corp.                                        6,026,378
            33,363  Gallagher (Arthur J.) & Co.(1)                       930,160
           167,427  Genworth Financial Inc. Cl A                       5,759,489
            21,181  Hartford Financial Services
                    Group Inc. (The)                                   2,086,540
           121,350  Horace Mann Educators Corp.(1)                     2,577,474

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           172,017  Marsh & McLennan
                    Companies, Inc.                                    5,311,885
                                                                 ---------------
                                                                      32,916,036
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.9%
            28,150  Bio-Rad Laboratories, Inc.
                    Cl A(1)(2)                                         2,127,295
            64,485  PRA International(1)(2)                            1,631,471
                                                                 ---------------
                                                                       3,758,766
                                                                 ---------------
MACHINERY - 1.4%
           317,364  Altra Holdings Inc.(1)(2)                          5,484,050
                                                                 ---------------
METALS & MINING - 1.9%
            70,421  Compass Minerals
                    International Inc.(1)                              2,440,792
           135,841  Newmont Mining Corporation                         5,305,949
                                                                 ---------------
                                                                       7,746,741
                                                                 ---------------
MULTI-UTILITIES - 5.9%
           121,556  Ameren Corp.                                       5,957,460
            37,300  Consolidated Edison, Inc.                          1,682,976
            34,100  Dominion Resources Inc.                            2,943,171
           253,257  Puget Energy, Inc.                                 6,123,753
            75,907  Wisconsin Energy Corp.                             3,357,367
           183,600  XCEL Energy Inc.                                   3,758,292
                                                                 ---------------
                                                                      23,823,019
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.8%
            79,551  Apache Corp.                                       6,490,566
            50,103  Equitable Resources Inc.                           2,483,105
            83,211  Murphy Oil Corp.                                   4,946,062
            34,954  St. Mary Land & Exploration Co.                    1,280,015
                                                                 ---------------
                                                                      15,199,748
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.7%
            12,785  MeadWestvaco Corp.                                   451,566
            31,836  Weyerhaeuser Co.                                   2,512,816
                                                                 ---------------
                                                                       2,964,382
                                                                 ---------------
PHARMACEUTICALS - 0.5%
            56,469  Watson Pharmaceuticals, Inc.(2)                    1,836,937
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.3%
           105,684  Annaly Capital Management Inc.                     1,523,963

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           259,868  Education Realty Trust, Inc.(1)                    3,645,948
                                                                 ---------------
                                                                       5,169,911
                                                                 ---------------
ROAD & RAIL - 0.6%
           154,505  Heartland Express, Inc.(1)                         2,518,432
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.2%
            39,810  Applied Materials, Inc.                              791,025
                                                                 ---------------
SOFTWARE - 0.6%
            95,658  Synopsys, Inc.(2)                                  2,528,241
                                                                 ---------------
SPECIALTY RETAIL - 0.8%
           107,722  Lowe's Companies, Inc.                             3,305,988
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 7.4%
           248,191  Freddie Mac                                       15,065,193
           215,093  MGIC Investment Corp.(1)                          12,230,188
           107,254  Washington Federal, Inc.(1)                        2,607,345
                                                                 ---------------
                                                                      29,902,726
                                                                 ---------------
TOTAL COMMON STOCKS                                                  390,748,318
(Cost $371,112,935)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.2%
Repurchase Agreement, Bank of America Corp.,
(collateralized by various U.S. Treasury
obligations, 8.125%, 5/15/21, valued at
$13,018,556), in a joint trading account at
3.95%, dated 6/29/07, due 7/2/07
(Delivery value $12,704,180)                                          12,700,000
(Cost $12,700,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 11.2%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.38%,
dated 6/29/07, due 7/2/07
(Delivery value $44,860,400)                                          44,840,297
(Cost $44,840,297)                                               ---------------

TOTAL INVESTMENT SECURITIES - 111.6%                                 448,288,615
(Cost $428,653,232)                                              ---------------

OTHER ASSETS AND LIABILITIES - (11.6)%                              (46,622,247)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 401,666,368
                                                                 ===============

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                 Settlement                                Unrealized
to Sell                      Date                Value              Gain (Loss)
--------------------------------------------------------------------------------
678,564 CAD for USD        7/31/07             $637,409              $(3,924)
                                             ===================================

(Value on Settlement Date $633,485)

NOTES TO SCHEDULE OF INVESTMENTS
CAD = Canadian Dollar
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007, was $43,543,021.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $431,271,396
                                                                 ===============
Gross tax appreciation of investments                              $ 21,546,201
Gross tax depreciation of investments                                (4,528,982)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 17,017,219
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
REAL ESTATE FUND
JUNE 30, 2007
[american century investments logo and text logo]

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.6%

DIVERSIFIED REITs - 9.3%
           339,600  Cousins Properties Inc.(1)                    $   9,851,796
         2,745,720  Huntingdon Real Estate Investment
                    Trust ORD                                         6,160,021
           625,200  Liberty Property Trust(1)                        27,465,036
           979,700  Vornado Realty Trust                            107,610,249
           875,700  Washington Real Estate Investment
                    Trust(1)                                         29,773,800
                                                                 ---------------
                                                                    180,860,902
                                                                 ---------------
HOTELS, RESORTS & CRUISE LINES - 0.2%
           191,139  Intercontinental Hotels
                    Group plc ADR(1)                                  4,736,424
                                                                 ---------------
INDUSTRIAL REITs - 8.8%
           758,000  AMB Property Corp.(1)                            40,340,760
           111,200  Eastgroup Properties                              4,872,784
         2,214,810  ProLogis(1)                                     126,022,689
                                                                 ---------------
                                                                    171,236,233
                                                                 ---------------
OFFICE REITs - 13.9%
           168,100  Alexandria Real Estate
                    Equities Inc.(1)                                 16,275,442
           191,400  BioMed Realty Trust, Inc.                         4,807,968
           972,600  Boston Properties Inc.(1)                        99,331,638
           569,600  Brandywine Realty Trust                          16,279,168
           682,900  Digital Realty Trust Inc.(1)                     25,731,672
         1,213,512  Duke Realty Corporation(1)                       43,285,973
           182,700  Mack-Cali Realty Corp.                            7,945,623
           916,100  Maguire Properties, Inc.(1)                      31,449,713
           216,900  SL Green Realty Corp.(1)                         26,871,741
                                                                 ---------------
                                                                    271,978,938
                                                                 ---------------
RESIDENTIAL REITs - 18.7%
           839,300  Apartment Investment and
                    Management Co. Cl A                              42,317,506
         1,020,565  Archstone-Smith Trust                            60,325,597
           677,100  BRE Properties, Inc.(1)                          40,145,259
         1,265,500  Education Realty Trust, Inc.(1)(2)               17,754,965
         1,026,200  Equity Residential(1)                            46,825,506
         2,187,295  GMH Communities Trust(1)(2)                      21,194,889
         1,357,047  Home Properties, Inc.(1)                         70,471,450
         2,495,400  UDR, Inc.(1)                                     65,629,020
                                                                 ---------------
                                                                    364,664,192
                                                                 ---------------
RETAIL REITs - 21.2%
           439,300  Developers Diversified
                    Realty Corp.(1)                                  23,155,503
         1,658,310  General Growth Properties, Inc.                  87,807,515
         1,866,600  Kimco Realty Corporation(1)                      71,061,462
           213,700  National Retail Properties, Inc.(1)               4,671,482
           169,476  Pennsylvania Real Estate
                    Investment Trust(1)                               7,512,871

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

         1,825,988  Simon Property Group, Inc.(1)                   169,889,923
         1,209,100  Weingarten Realty Investors(1)                   49,694,010
                                                                 ---------------
                                                                    413,792,766
                                                                 ---------------
SPECIALIZED REITs - 22.3%
         1,115,600  Ashford Hospitality Trust, Inc.                  13,119,456
           431,600  Cogdell Spencer Inc.                              8,886,644
           131,100  Extra Space Storage Inc.(1)                       2,163,150
         3,154,300  Health Care Property
                    Investors, Inc.                                  91,253,900
           681,400  Healthcare Realty Trust Inc.(1)                  18,929,292
         1,829,100  Hospitality Properties Trust                     75,889,359
         2,132,900  Host Hotels & Resorts Inc.                       49,312,648
           277,000  Nationwide Health
                    Properties Inc.(1)                                7,534,400
           873,189  Public Storage Inc.                              67,078,379
           469,400  Sovran Self Storage, Inc.(1)                     22,606,304
           987,300  U-Store-It Trust(1)                              16,181,847
         1,695,300  Ventas, Inc.                                     61,454,625
                                                                 ---------------
                                                                    434,410,004
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.8%
           243,600  Fannie Mae                                       15,914,388
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.4%
         1,308,669  Crown Castle International
                    Corp.(1)(3)                                      47,465,425
                                                                 ---------------
TOTAL COMMON STOCKS                                               1,905,059,272
(Cost $1,886,836,504)                                            ---------------

TEMPORARY CASH INVESTMENTS - 2.4%

Repurchase Agreement, Bank of America,
(collateralized by various U.S. Treasury obligations,
8.125%, 5/15/21, valued at $43,053,491),
in a joint trading account at 3.95%, dated 6/29/07,
due 7/2/07 (Delivery value $42,013,825)                              42,000,000

Repurchase Agreement, Merrill Lynch & Co.,
(collateralized by various U.S. Treasury obligations,
4.125%, 8/15/08, valued at $4,493,315), in a
joint trading account at 3.00%, dated 6/29/07,
due 7/2/07 (Delivery value $4,401,100)                                4,400,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     46,400,000
(Cost $46,400,000)                                               ---------------

TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) - 20.8%

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.37%, dated 6/29/07, due 7/2/07
(Delivery value $265,118,587)                                      265,000,000

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.38%, dated 6/29/07,
due 7/2/07 (Delivery value $141,246,376)                            141,183,079
                                                                 ---------------

TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                       406,183,079
(Cost $406,183,079)                                              ---------------

TOTAL INVESTMENT SECURITIES - 120.8%                              2,357,642,351
(Cost $2,339,419,583)                                            ---------------

OTHER ASSETS AND LIABILITIES - (20.8)%                             (405,400,303)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $1,952,242,048
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
REIT = Real Estate Investment Trust

(1)  Security, or a portion thereof, was on loan as of June 30, 2007.  The aggregate value of securities on loan at June 30, 2007, was $370,137,257.

(2)  Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)  Non-income producing.

(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2007 follows:

                                                                                  JUNE 30, 2007
                SHARE
               BALANCE      PURCHASE       SALES     REALIZED        DIVIDEND    SHARE       MARKET
COMPANY        3/31/07        COST         COST     GAIN (LOSS)       INCOME    BALANCE      VALUE
-------------------------------------------------------------------------------------------------------
Education
Realty
Trust,
Inc.(1)       1,281,200            --  $   250,729  $   (34,785)   $  262,646  1,265,500  $ 17,754,965

GMH
Communities
Trust(1)      2,592,495            --    5,252,804   (1,243,168)      372,223  2,187,295    21,194,889

Home
Properties,
Inc. (1)(2)   1,183,847   $27,059,709   23,601,850     (379,871)      988,290  1,357,047    70,471,450

Huntingdon
Real
Estate
Investment
Trust ORD(2)  3,364,317            --    1,382,090       (8,372)      183,983  2,745,720     6,160,021
                        -------------------------------------------------------------------------------
                          $27,059,709  $30,487,473  $(1,666,196)   $1,807,142             $115,581,325
                        ======================================================           ==============

(1)  Security, or a portion thereof, was on loan as of June 30, 2007.

(2)  Company was not an affiliate at June 30, 2007.

2. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                            $2,355,476,817
                                                           ===============
Gross tax appreciation of investments                        $137,062,141
Gross tax depreciation of investments                        (134,896,607)
                                                           ---------------
Net tax appreciation (depreciation) of investments             $2,165,534
                                                           ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL CAP VALUE FUND
JUNE 30, 2007
[american century investments logo and text logo]

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 96.6%

AEROSPACE & DEFENSE - 2.3%
           245,000  AeroVironment Inc.(1)(2)                      $   5,049,451
           150,000  Alliant Techsystems Inc.(1)(2)                   14,872,500
            95,000  Curtiss-Wright Corp.(2)                           4,427,950
           225,000  DRS Technologies, Inc.(2)                        12,885,750
           190,000  EDO Corp.(2)                                      6,245,300
           105,000  Moog Inc. Cl A(1)(2)                              4,631,550
                                                                 ---------------
                                                                     48,112,501
                                                                 ---------------
AIRLINES - 0.7%
           290,000  Alaska Air Group, Inc.(1)(2)                      8,079,400
           325,000  SkyWest, Inc.                                     7,744,750
                                                                 ---------------
                                                                     15,824,150
                                                                 ---------------
AUTO COMPONENTS - 1.0%
           110,000  American Axle & Manufacturing
                    Holdings, Inc.(2)                                 3,258,200
           510,000  ArvinMeritor, Inc.(2)                            11,322,000
           150,000  Superior Industries
                    International, Inc.(2)                            3,264,000
           100,000  Tenneco Automotive Inc.(1)(2)                     3,504,000
                                                                 ---------------
                                                                     21,348,200
                                                                 ---------------
BUILDING PRODUCTS - 0.9%
           540,000  Griffon Corp.(1)(2)                              11,761,200
           100,000  Lennox International Inc.                         3,423,000
            75,000  Universal Forest Products Inc.(2)                 3,169,500
                                                                 ---------------
                                                                     18,353,700
                                                                 ---------------
CAPITAL MARKETS - 4.2%
           390,000  Apollo Investment Corp.(2)                        8,392,800
           500,000  Ares Capital Corp.(2)                             8,425,000
           235,000  Cowen Group Inc.(1)(2)                            4,208,850
           225,000  HFF Inc. Cl A(1)(2)                               3,489,750
           520,000  Highland Distressed
                    Opportunities Inc.(2)                             7,410,000
           385,000  Knight Capital Group,
                    Inc. Cl A(1)(2)                                   6,391,000
           175,000  Kohlberg Capital Corp.(2)                         3,246,250
            60,000  Lazard Ltd. Cl A                                  2,701,800
           535,000  MCG Capital Corp.(2)                              8,570,700
           470,000  MVC Capital Inc.(2)                               8,840,700
           540,000  Patriot Capital Funding, Inc.(2)                  8,019,000
           450,000  TradeStation Group, Inc.(1)(2)                    5,242,500
           565,000  Waddell & Reed Financial Inc.                    14,695,650
                                                                 ---------------
                                                                     89,634,000
                                                                 ---------------
CHEMICALS - 2.4%
           105,000  Cytec Industries Inc.                             6,695,850
           170,000  Ferro Corp.(2)                                    4,238,100
           140,000  H.B. Fuller Company                               4,184,600
           340,000  Hercules Inc.(1)                                  6,681,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           440,000  Innophos Holdings, Inc.(2)                        6,292,000
           160,000  Minerals Technologies Inc.                       10,712,000
           210,000  Olin Corp.                                        4,410,000
           170,000  Sensient Technologies Corp.(2)                    4,316,300
           160,000  Spartech Corp.                                    4,248,000
                                                                 ---------------
                                                                     51,777,850
                                                                 ---------------
COMMERCIAL BANKS - 7.5%
           330,000  Central Pacific Financial Corp.(2)               10,893,300
           240,000  Chemical Financial Corp.(2)                       6,208,800
           115,000  City National Corp.(2)                            8,750,350
           165,000  Cullen/Frost Bankers, Inc.(2)                     8,822,550
           610,000  First Midwest Bancorp, Inc.(2)                   21,661,100
           205,000  FirstMerit Corp.(2)                               4,290,650
         1,510,000  Fulton Financial Corp.(2)                        21,774,199
           570,000  Hanmi Financial Corp.(2)                          9,724,200
           410,000  Pacific Capital Bancorp(2)                       11,061,800
           130,000  Provident Bankshares Corp.(2)                     4,261,400
           945,000  South Financial Group Inc. (The)                 21,394,800
           775,000  Sterling Bancshares, Inc.(2)                      8,765,250
           545,000  TCF Financial Corp.                              15,151,000
           105,000  Wilmington Trust Corporation                      4,358,550
                                                                 ---------------
                                                                    157,117,949
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.8%
           555,000  ACCO Brands Corp.(1)(2)                          12,792,750
           585,000  American Ecology Corp.(2)                        12,530,700
           460,000  FTI Consulting, Inc.(1)                          17,493,800
           275,000  G&K Services Inc. Cl A(2)                        10,865,250
           405,000  Herman Miller Inc.(2)                            12,798,000
           120,000  Kelly Services, Inc. Cl A(2)                      3,295,200
            65,000  United Stationers Inc.(1)                         4,331,600
           105,000  Waste Connections, Inc.(1)                        3,175,200
            65,000  Watson Wyatt Worldwide Inc. Cl A                  3,281,200
                                                                 ---------------
                                                                     80,563,700
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.3%
           310,000  Arris Group Inc.(1)(2)                            5,452,900
           225,000  Avocent Corp.(1)                                  6,527,250
         1,380,000  EFJ Inc.(1)(2)(3)                                 7,438,200
           385,000  Packeteer Inc.(1)(2)                              3,006,850
           175,000  Plantronics, Inc.(2)                              4,588,500
                                                                 ---------------
                                                                     27,013,700
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
           225,000  Electronics for Imaging, Inc.(1)(2)               6,349,500
           465,000  Emulex Corp.(1)                                  10,155,600
           120,000  Imation Corporation                               4,423,200
           785,000  Neoware Inc.(1)(2)                               10,628,900

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           620,000  Rackable Systems, Inc.(1)(2)                      7,663,200
                                                                 ---------------
                                                                     39,220,400
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.4%
           145,000  Aecom Technology Corp.(1)                         3,597,450
            50,000  Granite Construction Inc.                         3,209,000
           165,000  Insituform Technologies, Inc. Cl A(1)(2)          3,598,650
           105,000  Shaw Group Inc. (The)(1)                          4,860,450
           150,000  URS Corp.(1)                                      7,282,500
            90,000  Washington Group International,
                    Inc.(1)(2)                                        7,200,900
                                                                 ---------------
                                                                     29,748,950
                                                                 ---------------
CONSUMER FINANCE - 0.5%
           365,000  Advance America, Cash Advance
                    Centers, Inc.(2)                                  6,475,100
           165,000  Nelnet Inc. Cl A(2)                               4,032,600
                                                                 ---------------
                                                                     10,507,700
                                                                 ---------------
CONTAINERS & PACKAGING - 0.9%
           120,000  AptarGroup, Inc.(2)                               4,267,200
           465,000  Bemis Co., Inc.                                  15,428,700
                                                                 ---------------
                                                                     19,695,900
                                                                 ---------------
DIVERSIFIED - 3.6%
           265,000  iShares Russell 2000 Index
                    Fund(2)                                          21,979,100
           670,000  iShares Russell 2000 Value Index
                    Fund(2)                                          55,181,200
                                                                 ---------------
                                                                     77,160,300
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.2%
         1,340,000  Corinthian Colleges Inc.(1)(2)                   21,828,600
           115,000  Regis Corp.                                       4,398,750
                                                                 ---------------
                                                                     26,227,350
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.2%
           245,000  Asset Acceptance Capital
                    Corp.(1)(2)                                       4,336,500
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
           125,000  Atlantic Tele-Network Inc.                        3,580,000
           285,000  Iowa Telecommunications
                    Services Inc.(2)                                  6,478,050
                                                                 ---------------
                                                                     10,058,050
                                                                 ---------------
ELECTRIC UTILITIES - 1.8%
           340,000  Empire District Electric Co.(2)                   7,605,800
           450,000  Great Plains Energy Inc.(2)                      13,104,000
           100,000  IDACORP, Inc.(2)                                  3,204,000
           235,000  MGE Energy, Inc.(2)                               7,677,450

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           265,000  Westar Energy Inc.(2)                             6,434,200
                                                                 ---------------
                                                                     38,025,450
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.5%
            65,000  Belden CDT Inc.(2)                                3,597,750
            95,000  Genlyte Group Inc.(1)(2)                          7,461,300
           250,000  LSI Industries Inc.(2)                            4,475,000
           180,000  Regal-Beloit Corp.(2)                             8,377,200
           115,000  Smith (A.O.) Corp.(2)                             4,587,350
            95,000  Superior Essex Inc.(1)(2)                         3,548,250
                                                                 ---------------
                                                                     32,046,850
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
           645,000  Benchmark Electronics Inc.(1)(2)                 14,589,900
           205,000  Coherent, Inc.(1)                                 6,254,550
            57,356  Rogers Corp.(1)                                   2,122,172
           150,000  Technitrol, Inc.(2)                               4,300,500
           400,000  TTM Technologies, Inc.(1)(2)                      5,200,000
           380,000  Vishay Intertechnology, Inc.(1)                   6,011,600
                                                                 ---------------
                                                                     38,478,722
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.9%
           245,000  Global Industries Ltd.(1)                         6,570,900
           150,000  Helmerich & Payne, Inc.                           5,313,000
           170,000  Horizon Offshore, Inc.(1)                         3,264,000
           105,000  Hornbeck Offshore
                    Services Inc.(1)(2)                               4,069,800
           235,000  Key Energy Services, Inc.(1)                      4,354,550
            80,000  Lufkin Industries Inc.(2)                         5,164,000
           315,000  North American Energy
                    Partners Inc.(1)                                  6,381,900
           100,000  W-H Energy Services Inc.(1)                       6,191,000
                                                                 ---------------
                                                                     41,309,150
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
           120,000  BJ's Wholesale Club Inc.(1)                       4,323,600
           130,000  Casey's General Stores, Inc.(2)                   3,543,800
            80,000  Weis Markets Inc.(2)                              3,240,800
                                                                 ---------------
                                                                     11,108,200
                                                                 ---------------
FOOD PRODUCTS - 1.7%
           250,000  B&G Foods, Inc. Cl A(2)                           3,300,000
           145,000  Corn Products International Inc.                  6,590,250
           380,000  Del Monte Foods Co.                               4,620,800
            85,000  J&J Snack Foods Corp.                             3,207,900
            75,000  J.M. Smucker Co. (The)                            4,774,500
           130,000  Lancaster Colony Corp.                            5,445,700
            80,000  Ralcorp Holdings, Inc.(1)(2)                      4,276,000
           110,000  Reddy Ice Holdings Inc.(2)                        3,137,200
                                                                 ---------------
                                                                     35,352,350
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

GAS UTILITIES - 1.0%
           290,000  Atmos Energy Corp.                                8,717,400
           390,000  WGL Holdings Inc.                                12,729,600
                                                                 ---------------
                                                                     21,447,000
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
           185,000  Cutera, Inc.(1)(2)                                4,610,200
            60,000  Dade Behring Holdings Inc.                        3,187,200
           125,000  Orthofix International N.V.(1)                    5,621,250
           150,000  Steris Corp.                                      4,590,000
            95,000  Vital Signs Inc.                                  5,277,250
           265,000  Young Innovations, Inc.(2)                        7,732,700
                                                                 ---------------
                                                                     31,018,600
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.1%
           365,000  Alliance Imaging Inc.(1)(2)                       3,427,350
           700,000  Amsurg Corp.(1)(2)                               16,898,000
           210,000  Community Health Systems Inc.(1)                  8,494,500
           115,000  LifePoint Hospitals Inc.(1)                       4,448,200
            80,000  Magellan Health Services Inc.(1)                  3,717,600
         1,090,000  Odyssey HealthCare, Inc.(1)                      12,927,400
           160,000  Owens & Minor Inc.(2)                             5,590,400
           230,000  RehabCare Group, Inc.(1)(2)                       3,275,200
           220,000  Skilled Healthcare Group
                    Inc. Cl A(1)(2)                                   3,412,200
            60,000  Triad Hospitals Inc.(1)                           3,225,600
                                                                 ---------------
                                                                     65,416,450
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.7%
           365,000  CEC Entertainment Inc.(1)                        12,848,000
           165,000  International Speedway Corp.                      8,697,150
           110,000  Landry's Restaurants Inc.(2)                      3,328,600
           490,000  Rare Hospitality
                    International Inc.(1)(2)                         13,117,300
           245,000  Red Robin Gourmet
                    Burgers Inc.(1)(2)                                9,890,650
           165,000  Ruby Tuesday Inc.(2)                              4,344,450
           140,000  Speedway Motorsports Inc.(2)                      5,597,200
                                                                 ---------------
                                                                     57,823,350
                                                                 ---------------
HOUSEHOLD DURABLES - 1.2%
           140,000  American Greetings Cl A(2)                        3,966,200
           430,000  Ethan Allen Interiors Inc.(2)                    14,727,500
           230,000  Furniture Brands
                    International, Inc.(2)                            3,266,000
           280,000  La-Z-Boy Inc.(2)                                  3,208,800
                                                                 ---------------
                                                                     25,168,500
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.3%
           345,000  Central Garden & Pet Co.(1)(2)                    4,229,700

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           185,000  Central Garden & Pet Co. Cl A(1)(2)               2,170,050
                                                                 ---------------
                                                                      6,399,750
                                                                 ---------------
INSURANCE - 5.8%
           475,000  American Equity Investment Life
                    Holding Co.(2)                                    5,738,000
           670,000  Aspen Insurance Holdings Ltd.                    18,806,900
           105,000  Delphi Financial Group, Inc. Cl A(2)              4,391,100
           255,000  Endurance Specialty Holdings Ltd.                10,210,200
            70,000  Hanover Insurance Group Inc.                      3,415,300
           380,000  HCC Insurance Holdings, Inc.(2)                  12,695,800
           100,000  Hilb Rogal & Hobbs Co.(2)                         4,286,000
           165,000  IPC Holdings, Ltd.(2)                             5,327,850
           380,000  National Atlantic Holdings
                    Corp. Cl A(1)                                     5,278,200
           235,000  National Financial Partners Corp.(2)             10,882,850
           280,000  Phoenix Companies Inc.                            4,202,800
           670,000  Platinum Underwriters
                    Holdings Ltd.                                    23,282,500
            80,000  ProAssurance Corp.(1)(2)                          4,453,600
            65,000  Protective Life Corporation                       3,107,650
           185,000  United Fire & Casualty Co.(2)                     6,545,300
                                                                 ---------------
                                                                    122,624,050
                                                                 ---------------
IT SERVICES - 1.3%
            90,000  eFunds Corp.(1)(2)                                3,176,100
           220,000  Gevity HR, Inc.                                   4,252,600
           150,000  MAXIMUS, Inc.(2)                                  6,507,000
           255,000  MPS Group, Inc.(1)                                3,409,350
           620,000  Perot Systems Corp. Cl A(1)(2)                   10,564,800
                                                                 ---------------
                                                                     27,909,850
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.8%
           215,000  K2 Inc.(1)(2)                                     3,265,850
           520,000  Nautilus Inc.(2)                                  6,260,800
            60,000  Polaris Industries Inc.(2)                        3,249,600
            85,000  RC2 Corp.(1)(2)                                   3,400,850
                                                                 ---------------
                                                                     16,177,100
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
            45,000  Bio-Rad Laboratories,
                    Inc. Cl A(1)(2)                                   3,400,650
           325,000  PRA International(1)(2)                           8,222,500
                                                                 ---------------
                                                                     11,623,150
                                                                 ---------------
MACHINERY - 4.9%
           190,000  A.S.V., Inc.(1)(2)                                3,283,200
           155,000  Albany International Corp.(2)                     6,268,200
           375,000  Altra Holdings Inc.(1)                            6,480,000
            90,000  American Science and
                    Engineering Inc.(1)(2)                            5,116,500
           105,000  Briggs & Stratton Corp.(2)                        3,313,800
           340,000  Commercial Vehicle
                    Group Inc.(1)(2)                                  6,334,200
           140,000  Crane Co.                                         6,363,000
           250,000  Kaydon Corporation(2)                            13,030,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           160,000  Kennametal Inc.                                  13,124,800
           375,000  Mueller Industries Inc.(2)                       12,915,000
           335,000  Pentair, Inc.                                    12,920,950
           300,000  Timken Co.                                       10,833,000
           295,000  Wabash National Corp.(2)                          4,315,850
                                                                 ---------------
                                                                    104,298,500
                                                                 ---------------
MARINE - 0.1%
            60,000  Alexander & Baldwin, Inc.(2)                      3,186,600
                                                                 ---------------
MEDIA - 1.9%
           210,000  Belo Corp. Series A                               4,323,900
           575,000  Entravision Communications
                    Corp. Cl A(1)                                     5,997,250
           450,000  Hearst-Argyle Television, Inc.                   10,845,000
         1,175,000  Journal Communications Inc.(2)                   15,286,750
           250,000  Valassis Communications,
                    Inc.(1)(2)                                        4,297,500
                                                                 ---------------
                                                                     40,750,400
                                                                 ---------------
METALS & MINING - 1.5%
           220,000  Claymont Steel Holdings Inc.(1)                   4,705,800
            40,000  Cleveland-Cliffs Inc.(2)                          3,106,800
            40,000  Haynes International Inc.(1)                      3,377,200
            70,000  Metal Management Inc.                             3,084,900
           110,000  Quanex Corporation                                5,357,000
            90,000  Ryerson Inc.                                      3,388,500
           180,000  Schnitzer Steel Industries,
                    Inc. Cl A(2)                                      8,629,200
                                                                 ---------------
                                                                     31,649,400
                                                                 ---------------
MULTILINE RETAIL - 0.5%
           310,000  Fred's, Inc.(2)                                   4,147,800
           525,000  Tuesday Morning Corp.(2)                          6,489,000
                                                                 ---------------
                                                                     10,636,800
                                                                 ---------------
MULTI-UTILITIES - 0.6%
           550,000  Puget Energy, Inc.                               13,299,000
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.7%
           365,000  Alpha Natural Resources, Inc.(1)(2)               7,588,350
           135,000  Cimarex Energy Co.(2)                             5,320,350
           275,000  Double Hull Tankers Inc.(2)                       4,287,250
           190,000  Encore Acquisition Co.(1)(2)                      5,282,000
           100,000  Forest Oil Corporation(1)(2)                      4,226,000
           320,000  Helix Energy Solutions
                    Group, Inc.(1)(2)                                12,771,200
           360,000  St. Mary Land & Exploration Co.                  13,183,200
           125,000  Stone Energy Corp.(1)                             4,282,500
           800,000  W&T Offshore Inc.(2)                             22,392,000
                                                                 ---------------
                                                                     79,332,850
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.4%
           245,000  Glatfelter (P. H.) Co.(2)                         3,329,550
           105,000  Neenah Paper Inc.(2)                              4,332,300
                                                                 ---------------
                                                                      7,661,850
                                                                 ---------------
PHARMACEUTICALS - 0.7%
           200,000  Alpharma Inc. Cl A(2)                             5,202,000
           150,000  Par Pharmaceutical Companies
                    Inc.(1)(2)                                        4,234,500
           230,000  Perrigo Co.(2)                                    4,503,400
                                                                 ---------------
                                                                     13,939,900
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 4.4%
           475,000  Alesco Financial Inc.                             3,861,750
           785,000  Annaly Capital Management Inc.(2)                11,319,700
           610,000  Education Realty Trust, Inc.                      8,558,300
           895,000  Getty Realty Corp.(2)                            23,520,600
           240,000  Healthcare Realty Trust Inc.(2)                   6,667,200
           230,000  Highland Hospitality Corp.(2)                     4,416,000
           640,000  Lexington Realty Trust(2)                        13,312,000
         1,210,000  MFA Mortgage Investments, Inc.                    8,808,800
           195,000  National Retail Properties, Inc.(2)               4,262,700
           170,000  Realty Income Corp.(2)                            4,282,300
           155,000  Sunstone Hotel Investors, Inc.(2)                 4,400,450
                                                                 ---------------
                                                                     93,409,800
                                                                 ---------------
ROAD & RAIL - 1.1%
           140,000  Arkansas Best Corporation(2)                      5,455,800
           200,000  Heartland Express, Inc.(2)                        3,260,000
           740,000  Werner Enterprises Inc.(2)                       14,911,000
                                                                 ---------------
                                                                     23,626,800
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.9%
           120,000  Cabot Microelectronics Corp.(1)(2)                4,258,800
           195,000  Cohu, Inc.(2)                                     4,338,750
           830,000  Mattson Technology Inc.(1)(2)                     8,051,000
            90,000  MKS Instruments, Inc.(1)                          2,493,000
           195,000  Rudolph Technologies Inc.(1)(2)                   3,238,950
           615,000  Veeco Instruments Inc.(1)(2)                     12,755,100
           154,160  Verigy Ltd.(1)                                    4,410,518
                                                                 ---------------
                                                                     39,546,118
                                                                 ---------------
SOFTWARE - 5.9%
           450,000  Aspen Technology, Inc.(1)(2)                      6,300,000
           240,000  Fair Isaac Corp.                                  9,628,800
           170,000  Jack Henry & Associates Inc.(2)                   4,377,500
           435,000  Lawson Software Inc.(1)(2)                        4,302,150
         1,845,000  Parametric Technology Corp.(1)(2)                39,870,450
         1,985,000  Sybase, Inc.(1)                                  47,421,650

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

         1,540,000  Ulticom, Inc.(1)                                 13,552,000
                                                                 ---------------
                                                                    125,452,550
                                                                 ---------------
SPECIALTY RETAIL - 3.3%
           170,000  Barnes & Noble Inc.                               6,539,900
           345,000  Borders Group Inc.(2)                             6,575,700
           130,000  Brown Shoe Company, Inc.                          3,161,600
           210,000  Cato Corp. (The)(2)                               4,607,400
           290,000  Charming Shoppes, Inc.(1)(2)                      3,140,700
           160,000  Group 1 Automotive, Inc.(2)                       6,454,400
           810,000  Hot Topic, Inc.(1)(2)                             8,804,700
           310,000  Penske Automotive Group, Inc.(2)                  6,599,900
           650,000  Pier 1 Imports, Inc.(2)                           5,518,500
           165,000  Rent-A-Center Inc.(1)                             4,327,950
           165,000  Stage Stores Inc.                                 3,458,400
           265,000  Talbots Inc.(2)                                   6,632,950
           175,000  Zale Corp.(1)(2)                                  4,166,750
                                                                 ---------------
                                                                     69,988,850
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
           605,000  Kenneth Cole Productions Inc.(2)                 14,943,500
           150,000  Oxford Industries, Inc.(2)                        6,651,000
           465,000  Wolverine World Wide, Inc.                       12,885,150
                                                                 ---------------
                                                                     34,479,650
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.1%
           240,000  First Niagara Financial
                    Group Inc.(2)                                     3,144,000
           290,000  Flagstar Bancorp Inc.(2)                          3,494,500
           125,000  MAF Bancorp Inc.                                  6,782,500
           215,000  Triad Guaranty Inc.(1)(2)                         8,584,950
           785,000  Washington Federal, Inc.                         19,083,350
           100,000  Webster Financial Corp.(2)                        4,267,000
                                                                 ---------------
                                                                     45,356,300
                                                                 ---------------
TOBACCO - 0.2%
            70,000  Universal Corp.                                   4,264,400
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
           145,000  Applied Industrial
                    Technologies Inc.(2)                              4,277,500
                                                                 ---------------
TOTAL COMMON STOCKS                                               2,053,786,690
(Cost $1,785,652,738)                                            ---------------

CONVERTIBLE PREFERRED STOCK - 0.8%

INSURANCE - 0.8%
           300,000  Aspen Insurance Holdings Ltd.,
                    5.625%, 12/31/49                                 17,007,000
(Cost $14,939,235)                                              ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS - 0.2%

REAL ESTATE INVESTMENT TRUSTS - 0.2%
           135,000  National Retail Properties Inc.,
                    7.375%, 10/12/11                                  3,346,650
(Cost $3,388,333)                                                ---------------

TEMPORARY CASH INVESTMENTS - 2.6%

Repurchase Agreement, Merrill Lynch & Co.,
(collateralized by various U.S. Treasury obligations,
4.125%, 8/15/08, valued at $57,188,920), in a
joint trading account at 3.00%, dated 6/29/07,
due 7/2/07 (Delivery value $56,014,000)                              56,000,000
(Cost $56,000,000)                                               ---------------

TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) - 24.7%

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.37%, dated 6/29/07, due 7/2/07
(Delivery value $25,011,187)                                         25,000,000

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.38%, dated 6/29/07, due 7/2/07
(Delivery value $501,535,070)                                       501,310,316
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                       526,310,316
(Cost $526,310,316)                                              ---------------

TOTAL INVESTMENT SECURITIES - 124.9%                              2,656,450,656
(Cost $2,386,290,622)                                            ---------------

OTHER ASSETS AND LIABILITIES - (24.9)%                             (529,637,522)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $2,126,813,134
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

(1)  Non-income producing.

(2)  Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007, was $518,391,625.

(3)  Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended June 30, 2007 follows:

                                                                                 June 30, 2007
                 Balance     Purchase      Sales     Realized     Dividend    Share       Market
Company          3/31/07       Cost        Cost     Gain (Loss)    Income    Balance      Value
--------------------------------------------------------------------------------------------------
EFJ Inc.(1)(2)  1,325,000  $  298,583           --        --           --   1,380,000   $7,438,200

Patriot
Capital
Funding,
Inc.(2)(3)      1,180,000     783,963    9,669,810    420,069     172,800     540,000    8,019,000

Neoware
Inc.(1)(2)(3)     920,000     247,697    2,025,385   (155,368)         --     785,000   10,628,900
                           ----------  -----------  ----------   --------              -----------
                           $1,330,243  $11,695,195  $ 264,701    $172,800              $26,086,100
                           ==========  ===========  ==========   ========              ===========

(1)  Non-income producing.

(2)  Issuer was not an affiliate at June 30, 2007.

(3)  Security, or a portion thereof, was on loan as of June 30, 2007.

2. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                          $2,430,890,240
                                                         ===============
Gross tax appreciation of investments                    $  291,353,175
Gross tax depreciation of investments                       (65,792,759)
                                                         ---------------
Net tax appreciation (depreciation) of investments       $  225,560,416
                                                         ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VALUE FUND
JUNE 30, 2007
[american century investments logo and text logo]

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.6%

AEROSPACE & DEFENSE - 0.4%
           158,200  Northrop Grumman Corp.                         $ 12,319,035
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.8%
         1,224,000  United Parcel Service, Inc. Cl B                 89,352,000
                                                                 ---------------
AIRLINES - 2.2%
         4,815,100  Southwest Airlines Co.                           71,793,141
                                                                 ---------------
AUTO COMPONENTS - 0.8%
           448,200  Autoliv, Inc.                                    25,489,134
                                                                 ---------------
AUTOMOBILES - 0.8%
           430,600  Toyota Motor Corp. ORD                           27,271,974
                                                                 ---------------
BEVERAGES - 4.2%
           771,400  Anheuser-Busch Companies, Inc.                   40,236,224
         1,730,400  Coca-Cola Enterprises Inc.                       41,529,600
           853,100  Pepsi Bottling Group Inc.                        28,732,408
           389,400  PepsiCo, Inc.                                    25,252,590
                                                                 ---------------
                                                                    135,750,822
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
           289,100  Amgen Inc.(1)                                    15,984,339
                                                                 ---------------
BUILDING PRODUCTS - 0.6%
           675,300  Masco Corp.                                      19,225,791
                                                                 ---------------
CAPITAL MARKETS - 1.2%
            44,400  Bear Stearns Companies Inc. (The)                 6,216,000
           188,800  Blackstone Group L.P. (The)(1)                    5,526,176
           187,900  Merrill Lynch & Co., Inc.                        15,704,682
           196,100  Nuveen Investments Inc. Cl A(2)                  12,187,615
                                                                 ---------------
                                                                     39,634,473
                                                                 ---------------
CHEMICALS - 1.2%
           177,400  du Pont (E.I.) de Nemours & Co.                   9,019,016
           423,400  Minerals Technologies Inc.(2)                    28,346,630
                                                                 ---------------
                                                                     37,365,646
                                                                 ---------------
COMMERCIAL BANKS - 7.9%
         1,095,800  BB&T Corporation                                 44,577,144
           472,000  Fifth Third Bancorp                              18,771,440

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           738,000  Marshall & Ilsley Corp.                          35,150,940
         1,348,752  South Financial Group Inc. (The)(2)              30,535,745
         1,130,300  SunTrust Banks, Inc.                             96,911,922
           846,000  U.S. Bancorp                                     27,875,700
                                                                 ---------------
                                                                    253,822,891
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.4%
           761,300  Pitney Bowes, Inc.                               35,644,066
           934,300  Republic Services, Inc.                          28,626,952
           323,731  Waste Management, Inc.                           12,641,696
                                                                 ---------------
                                                                     76,912,714
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.6%
         1,064,600  Motorola, Inc.                                   18,843,420
                                                                 ---------------
CONTAINERS & PACKAGING - 1.2%
         1,198,800  Bemis Co., Inc.                                  39,776,184
                                                                 ---------------
DISTRIBUTORS - 0.2%
           118,800  Genuine Parts Company                             5,892,480
                                                                 ---------------
DIVERSIFIED - 1.8%
           385,000  Standard and Poor's 500
                    Depositary Receipt(2)                            57,865,500
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.9%
         3,264,500  Bank of America Corp.                           159,601,405
           624,400  Citigroup Inc.                                   32,025,476
                                                                 ---------------
                                                                    191,626,881
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%
         1,408,000  AT&T Inc.                                        58,432,000
           155,200  BCE Inc. ORD                                      5,877,000
           933,100  Verizon Communications Inc.                      38,415,727
                                                                 ---------------
                                                                    102,724,727
                                                                 ---------------
ELECTRIC UTILITIES - 1.4%
         1,213,800  Duke Energy Corp.                                22,212,540
           705,900  IDACORP, Inc.                                    22,617,036
                                                                 ---------------
                                                                     44,829,576
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
           439,100  Hubbell Inc. Cl B(2)                             23,808,002
                                                                 ---------------

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
           850,200  Molex Inc.                                       25,514,502
           160,500  Tyco Electronics Ltd.(1)(3)                       6,269,130
                                                                 ---------------
                                                                     31,783,632
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.7%
           264,200  Costco Wholesale Corp.                           15,460,984
           803,300  Wal-Mart Stores, Inc.                            38,646,763
                                                                 ---------------
                                                                     54,107,747
                                                                 ---------------
FOOD PRODUCTS - 7.8%
         1,656,600  ConAgra Foods, Inc.                              44,496,276
           266,100  General Mills, Inc.                              15,545,562
         1,146,300  H.J. Heinz Co.                                   54,414,861
           303,200  Kellogg Co.                                      15,702,728
         2,747,500  Kraft Foods Inc. Cl A                            96,849,375
           915,500  Unilever N.V. New York Shares                    28,398,810
                                                                 ---------------
                                                                    255,407,612
                                                                 ---------------
GAS UTILITIES - 0.5%
           482,500  WGL Holdings Inc.(2)                             15,748,800
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
           311,100  Beckman Coulter, Inc.                            20,121,948
           211,400  Covidien Ltd.(1)(3)                               9,111,340
         1,269,100  Symmetry Medical Inc.(1)(2)                      20,318,291
                                                                 ---------------
                                                                     49,551,579
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
           152,958  Universal Health Services, Inc. Cl B              9,406,917
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.9%
           424,100  International Speedway Corp.                     22,354,311
           961,000  Speedway Motorsports Inc.(2)                     38,420,780
                                                                 ---------------
                                                                     60,775,091
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.5%
           303,800  Clorox Company                                   18,865,980
           917,000  Kimberly-Clark Corp.                             61,338,130
                                                                 ---------------
                                                                     80,204,110
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.0%
         3,331,800  General Electric Co.                            127,541,304
                                                                 ---------------

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

INSURANCE - 10.1%
           150,700  Allstate Corp.                                    9,269,557
           611,700  Ambac Financial Group, Inc.                      53,334,123
           967,400  American International Group, Inc.               67,747,022
               806  Berkshire Hathaway Inc. Cl A(1)(2)               88,236,850
           659,200  Chubb Corp.                                      35,689,088
         1,023,000  Genworth Financial Inc. Cl A                     35,191,200
         1,254,600  Marsh & McLennan
                    Companies, Inc.                                  38,742,048
                                                                 ---------------
                                                                    328,209,888
                                                                 ---------------
IT SERVICES - 0.9%
           270,700  International Business
                    Machines Corp.                                   28,491,175
                                                                 ---------------
METALS & MINING - 1.1%
           912,000  Newmont Mining Corporation                       35,622,720
                                                                 ---------------
MULTI-UTILITIES - 5.1%
           930,200  Ameren Corp.(2)                                  45,589,102
           271,400  Consolidated Edison, Inc.                        12,245,568
           104,400  Dominion Resources Inc.                           9,010,764
         1,910,300  Puget Energy, Inc.(2)                            46,191,054
           574,600  Wisconsin Energy Corp.                           25,414,558
         1,245,800  XCEL Energy Inc.                                 25,501,526
                                                                 ---------------
                                                                    163,952,572
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.1%
         1,377,800  BP plc ADR                                       99,394,492
            72,200  Chevron Corp.                                     6,082,128
           785,200  Exxon Mobil Corp.                                65,862,576
           253,200  Murphy Oil Corp.                                 15,050,208
           125,300  Royal Dutch Shell plc ADR                        10,174,360
                                                                 ---------------
                                                                    196,563,764
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.6%
           241,800  Weyerhaeuser Co.                                 19,085,274
                                                                 ---------------
PHARMACEUTICALS - 5.3%
           291,200  Bristol-Myers Squibb Co.                          9,190,272
           161,800  Eli Lilly and Company                             9,041,384
         1,168,200  Johnson & Johnson                                71,984,484
         2,803,400  Pfizer Inc.                                      71,682,938
           278,300  Watson Pharmaceuticals, Inc.(1)                   9,053,099
                                                                 ---------------
                                                                    170,952,177
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.7%
         2,255,400  Intel Corp.                                      53,588,304
                                                                 ---------------

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES / PRINCIPAL AMOUNT                                              VALUE
--------------------------------------------------------------------------------

SPECIALTY RETAIL - 1.2%
           486,700  Home Depot, Inc. (The)                           19,151,645
           610,100  Lowe's Companies, Inc.                           18,723,969
                                                                 ---------------
                                                                     37,875,614
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 6.3%
         1,980,700  Freddie Mac                                     120,228,490
         1,481,200  MGIC Investment Corp.(2)                         84,221,032
                                                                 ---------------
                                                                    204,449,522
                                                                 ---------------
TOTAL COMMON STOCKS                                               3,213,606,532
(Cost $2,923,758,333)                                            ---------------

TEMPORARY CASH INVESTMENTS - 1.5%

      $ 48,200,000  FNMA Discount Notes, 4.80%,
                    7/2/07(5)(6)                                     48,200,000
(Cost $48,193,573)                                               ---------------

TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) - 4.3%

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.38%, dated 6/29/07, due 7/2/07
(Delivery value $140,504,692)                                       140,441,727
(Cost $140,441,727)                                              ---------------

TOTAL INVESTMENT SECURITIES - 105.4%                              3,402,248,259
(Cost $3,112,393,633)                                            ---------------

OTHER ASSETS AND LIABILITIES - (5.4)%                              (173,426,330)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $3,228,821,929
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

        Contracts               Settlement                          Unrealized
         to Sell                   Date             Value           Gain (Loss)
--------------------------------------------------------------------------------
     4,903,078  CAD for USD       7/31/07       $  4,605,710        $ (28,356)
    20,974,079  Euro for USD      7/31/07         28,417,320         (188,637)
 2,645,606,400  JPY for USD       7/31/07         21,562,814          134,044
    36,388,475  GBP for USD       7/31/07         73,028,900         (381,857)
                                            ------------------------------------
                                                $127,614,744        $(464,806)
                                            ====================================
(Value on Settlement Date $127,149,938)

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CAD = Canadian Dollar
GBP = British Pound
FNMA = Federal National Mortgage Association
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar

(1)  Non-income producing.

(2)  Security, or a portion thereof, was on loan as of June 30, 2007.  The aggregate value of securities on loan at June 30, 2007, was $138,423,143.

(3)  When-issued security.

(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

(5)  Security, or a portion thereof, has been segregated for when-issued securities.

(6)  The rate indicated is the yield to maturity at purchase.

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                               $3,150,270,196
                                                              ===============
Gross tax appreciation of investments                         $  273,829,351
Gross tax depreciation of investments                            (21,851,288)
                                                              ---------------
Net tax appreciation (depreciation) of investments            $  251,978,063
                                                              ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT MID CAP VALUE FUND
JUNE 30, 2007
[american century investments logo and text logo]

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.9%

AEROSPACE & DEFENSE - 0.5%
             2,668  Northrop Grumman Corp.                        $     207,757
                                                                 ---------------
AIRLINES - 2.5%
            68,338  Southwest Airlines Co.                            1,018,920
                                                                 ---------------
AUTO COMPONENTS - 1.1%
             8,110  Autoliv, Inc.                                       461,216
                                                                 ---------------
AUTOMOBILES - 0.4%
             5,372  Winnebago Industries(1)                             158,581
                                                                 ---------------
BEVERAGES - 3.5%
             8,312  Anheuser-Busch Companies, Inc.                      433,554
            23,350  Coca-Cola Enterprises Inc.                          560,400
            13,240  Pepsi Bottling Group Inc.                           445,923
                                                                 ---------------
                                                                      1,439,877
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
            11,563  Masco Corp.                                         329,199
                                                                 ---------------
CAPITAL MARKETS - 1.0%
             1,000  Bear Stearns Companies Inc. (The)                   140,000
             4,088  Nuveen Investments Inc. Cl A(1)                     254,069
                                                                 ---------------
                                                                        394,069
                                                                 ---------------
CHEMICALS - 1.9%
             3,992  Ecolab Inc.                                         170,458
             5,570  Minerals Technologies Inc.                          372,912
             2,504  Olin Corp.(1)                                        52,584
             3,416  Rohm and Haas Co.                                   186,787
                                                                 ---------------
                                                                        782,741
                                                                 ---------------
COMMERCIAL BANKS - 11.1%
             3,776  BancorpSouth Inc.(1)                                 92,361
            15,109  BB&T Corporation                                    614,634
             2,956  Commerce Bancshares, Inc.                           133,907
             4,458  Fifth Third Bancorp                                 177,295
            13,685  Marshall & Ilsley Corp.                             651,817
            51,021  South Financial Group Inc. (The)                  1,155,115
            14,823  SunTrust Banks, Inc.                              1,270,924
             5,300  United Bankshares, Inc.(1)                          168,540
             2,862  Zions Bancorporation                                220,116
                                                                 ---------------
                                                                      4,484,709
                                                                 ---------------

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES - 4.3%
             8,227  HNI Corp.(1)                                        337,307
            15,763  Pitney Bowes, Inc.                                  738,023
            12,204  Republic Services, Inc.                             373,931
             7,296  Waste Management, Inc.                              284,909
                                                                 ---------------
                                                                      1,734,170
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.6%
            14,397  Motorola, Inc.                                      254,827
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
            34,846  QLogic Corp.(2)                                     580,186
                                                                 ---------------
CONTAINERS & PACKAGING - 1.8%
            22,569  Bemis Co., Inc.                                     748,839
                                                                 ---------------
DISTRIBUTORS - 0.4%
             3,436  Genuine Parts Company                               170,426
                                                                 ---------------
DIVERSIFIED - 2.1%
             9,596  iShares S&P MidCap 400 Index
                    Fund(1)                                             855,291
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
             2,153  BCE Inc. ORD(1)                                      81,528
            25,533  Iowa Telecommunications
                    Services Inc.(1)                                    580,365
                                                                 ---------------
                                                                        661,893
                                                                 ---------------
ELECTRIC UTILITIES - 4.6%
             5,671  Empire District Electric Co.(1)                     126,860
            18,374  IDACORP, Inc.(1)                                    588,703
            42,231  Portland General Electric Co.                     1,158,819
                                                                 ---------------
                                                                      1,874,382
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.3%
             9,573  Hubbell Inc. Cl A(1)                                517,899
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
             5,174  Littelfuse, Inc.(2)                                 174,726
            14,100  Molex Inc.                                          423,141
             3,304  Tyco Electronics Ltd.(2)(3)                         129,054
                                                                 ---------------
                                                                        726,921
                                                                 ---------------

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING - 0.6%
             4,478  Costco Wholesale Corp.                              262,053
                                                                 ---------------
FOOD PRODUCTS - 9.0%
            31,807  ConAgra Foods, Inc.                                 854,336
            35,028  Diamond Foods Inc.(1)                               614,741
             4,166  General Mills, Inc.                                 243,378
            14,796  H.J. Heinz Co.                                      702,366
             4,517  Kellogg Co.                                         233,935
            27,635  Kraft Foods Inc. Cl A                               974,134
                                                                 ---------------
                                                                      3,622,890
                                                                 ---------------
GAS UTILITIES - 1.0%
             6,888  Piedmont Natural Gas Co., Inc.(1)                   169,789
             7,720  WGL Holdings Inc.                                   251,981
                                                                 ---------------
                                                                        421,770
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
             4,560  Beckman Coulter, Inc.                               294,941
             3,000  Covidien Ltd.(2)(3)                                 129,300
            46,239  Symmetry Medical Inc.(2)                            740,286
                                                                 ---------------
                                                                      1,164,527
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%
             2,802  Universal Health Services, Inc. Cl B                172,323
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.0%
             9,541  International Speedway Corp.                        502,906
            27,873  Speedway Motorsports Inc.                         1,114,363
                                                                 ---------------
                                                                      1,617,269
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.7%
             4,715  Clorox Company                                      292,802
            11,784  Kimberly-Clark Corp.                                788,231
                                                                 ---------------
                                                                      1,081,033
                                                                 ---------------
INSURANCE - 8.3%
             2,135  Allstate Corp.                                      131,324
             8,695  Ambac Financial Group, Inc.(1)                      758,117
             5,455  Aspen Insurance Holdings Ltd.                       153,122
            11,362  Chubb Corp.                                         615,139
             3,397  Gallagher (Arthur J.) & Co.(1)                       94,708
            17,036  Genworth Financial Inc. Cl A                        586,038
             2,143  Hartford Financial Services
                    Group Inc. (The)                                    211,107
            12,451  Horace Mann Educators Corp.(1)                      264,459

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            17,554  Marsh & McLennan Companies, Inc.                    542,068
                                                                 ---------------
                                                                      3,356,082
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.9%
             2,905  Bio-Rad Laboratories, Inc.
                    Cl A(1)(2)                                          219,531
             6,521  PRA International(1)(2)                             164,981
                                                                 ---------------
                                                                        384,512
                                                                 ---------------
MACHINERY - 1.4%
            32,357  Altra Holdings Inc.(2)                              559,129
                                                                 ---------------
METALS & MINING - 1.9%
             7,213  Compass Minerals International
                    Inc.(1)                                             250,003
            13,823  Newmont Mining Corporation                          539,926
                                                                 ---------------
                                                                        789,929
                                                                 ---------------
MULTI-UTILITIES - 6.0%
            12,418  Ameren Corp.(1)                                     608,606
             3,800  Consolidated Edison, Inc.                           171,456
             3,500  Dominion Resources Inc.                             302,085
            25,695  Puget Energy, Inc.                                  621,306
             7,701  Wisconsin Energy Corp.                              340,615
            18,600  XCEL Energy Inc.                                    380,742
                                                                 ---------------
                                                                      2,424,810
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.8%
             8,148  Apache Corp.                                        664,795
             5,050  Equitable Resources Inc.                            250,278
             8,482  Murphy Oil Corp.                                    504,170
             3,587  St. Mary Land & Exploration Co.                     131,356
                                                                 ---------------
                                                                      1,550,599
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.7%
             1,348  MeadWestvaco Corp.                                   47,611
             3,206  Weyerhaeuser Co.                                    253,050
                                                                 ---------------
                                                                        300,661
                                                                 ---------------
PHARMACEUTICALS - 0.5%
             5,752  Watson Pharmaceuticals, Inc.(2)                     187,113
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.3%
            10,828  Annaly Capital Management Inc.                      156,140

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            27,099  Education Realty Trust, Inc.(1)                     380,199
                                                                 ---------------
                                                                        536,339
                                                                 ---------------
ROAD & RAIL - 0.6%
            15,692  Heartland Express, Inc.(1)                          255,780
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.2%
             4,091  Applied Materials, Inc.                              81,288
                                                                 ---------------
SOFTWARE - 0.6%
             9,835  Synopsys, Inc.(2)                                   259,939
                                                                 ---------------
SPECIALTY RETAIL - 0.8%
            11,013  Lowe's Companies, Inc.                              337,989
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 7.6%
            25,223  Freddie Mac                                       1,531,037
            21,818  MGIC Investment Corp.                             1,240,571
            10,929  Washington Federal, Inc.                            265,684
                                                                 ---------------
                                                                      3,037,292
                                                                 ---------------
TOTAL COMMON STOCKS                                                  39,805,230
(Cost $37,959,055)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.2%

Repurchase Agreement, Bank of America Corp.,
(collateralized by various U.S. Treasury obligations,
8.125%, 5/15/21, valued at $922,575), in a joint
trading account at 3.95%, dated 6/29/07, due
7/2/07 (Delivery value $900,296)(4)
(Cost $900,000)                                                         900,000
                                                                 ---------------

TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(5) - 15.2%

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.38%, dated 6/29/07, due 7/2/07
(Delivery value $6,191,957)
(Cost $6,189,182)                                                     6,189,182
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 115.3%                                 46,894,412
(Cost $45,048,237)                                               ---------------

OTHER ASSETS AND LIABILITIES - (15.3)%                               (6,205,438)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $  40,688,974
                                                                 ===============

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                Settlement                            Unrealized
 to Sell                    Date                Value          Gain (Loss)
--------------------------------------------------------------------------------
 68,017  CAD for USD       7/31/07            $ 63,891           $(393)
                                          ======================================

(Value on Settlement Date $63,498)

NOTES TO SCHEDULE OF INVESTMENTS

CAD = Canadian Dollar
ORD = Foreign Ordinary Share
USD = United States Dollar

(1)  Security, or a portion thereof, was on loan as of June 30, 2007.  The aggregate value of securities on loan at June 30, 2007, was $6,031,527.

(2)  Non-income producing.

(3)  When-issued security.

(4)  Security, or a portion thereof, has been segregated for when-issued securities.

(5)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                              $45,279,096
                                                           ===============
Gross tax appreciation of investments                        $ 2,104,205
Gross tax depreciation of investments                           (488,889)
                                                           ---------------
Net tax appreciation (depreciation) of investments           $ 1,615,316
                                                           ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY® INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT LARGE COMPANY VALUE FUND
JUNE 30, 2007
[american century investments logo and text logo]

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.4%

AEROSPACE & DEFENSE - 0.9%
            10,400  Northrop Grumman Corp.                        $     809,849
                                                                 ---------------
BEVERAGES - 2.0%
            20,600  Coca-Cola Company (The)                           1,077,586
            20,600  Pepsi Bottling Group Inc.                           693,808
                                                                 ---------------
                                                                      1,771,394
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
             7,600  Amgen Inc.(1)                                       420,204
                                                                 ---------------
CAPITAL MARKETS - 3.3%
            16,300  Merrill Lynch & Co., Inc.                         1,362,354
            17,900  Morgan Stanley                                    1,501,452
                                                                 ---------------
                                                                      2,863,806
                                                                 ---------------
CHEMICALS - 2.2%
            16,800  du Pont (E.I.) de Nemours & Co.                     854,112
            14,500  PPG Industries, Inc.                              1,103,595
                                                                 ---------------
                                                                      1,957,707
                                                                 ---------------
COMMERCIAL BANKS - 7.2%
            20,500  Bank of New York Co., Inc. (The)                    849,520
            14,500  National City Corp.(2)                              483,140
             8,000  PNC Financial Services Group                        572,640
            35,300  U.S. Bancorp                                      1,163,135
            26,800  Wachovia Corp.                                    1,373,500
            53,900  Wells Fargo & Co.                                 1,895,663
                                                                 ---------------
                                                                      6,337,598
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
            16,000  R.R. Donnelley & Sons Company                       696,160
            13,600  Waste Management, Inc.                              531,080
                                                                 ---------------
                                                                      1,227,240
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
            12,800  Motorola, Inc.                                      226,560
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.5%
            29,300  Hewlett-Packard Co.                               1,307,366
                                                                 ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

DIVERSIFIED - 2.1%
            12,400  Standard and Poor's 500
                    Depositary Receipt(2)                             1,863,720
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.6%
            22,100  H&R Block, Inc.(2)                                  516,477
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.5%
            61,200  Bank of America Corp.                             2,992,068
            79,800  Citigroup Inc.                                    4,092,942
            43,200  JPMorgan Chase & Co.                              2,093,040
                                                                 ---------------
                                                                      9,178,050
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.7%
            68,200  AT&T Inc.                                         2,830,300
            31,200  Verizon Communications Inc.                       1,284,504
                                                                 ---------------
                                                                      4,114,804
                                                                 ---------------
ELECTRIC UTILITIES - 2.7%
            17,200  Exelon Corporation                                1,248,720
            23,500  PPL Corporation                                   1,099,565
                                                                 ---------------
                                                                      2,348,285
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
             2,800  National Oilwell Varco, Inc.(1)                     291,872
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.6%
            18,000  Kroger Co. (The)                                    506,340
            19,300  Wal-Mart Stores, Inc.                               928,523
                                                                 ---------------
                                                                      1,434,863
                                                                 ---------------
FOOD PRODUCTS - 1.3%
            36,000  Unilever N.V. New York Shares                     1,116,720
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
             4,900  Quest Diagnostics Inc.                              253,085
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
            15,200  McDonald's Corporation                              771,552
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
            18,500  Newell Rubbermaid Inc.                              544,455
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 3.4%
            48,400  General Electric Co.                              1,852,752

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            33,800  Tyco International Ltd.                           1,142,102
                                                                 ---------------
                                                                      2,994,854
                                                                 ---------------
INSURANCE - 5.7%
            17,700  Allstate Corp.                                    1,088,727
            26,200  American International Group, Inc.                1,834,786
            10,700  Hartford Financial Services
                    Group Inc. (The)                                  1,054,057
            16,300  Marsh & McLennan
                    Companies, Inc.                                     503,344
             8,300  Torchmark Corp.(2)                                  556,100
                                                                 ---------------
                                                                      5,037,014
                                                                 ---------------
IT SERVICES - 1.7%
             6,900  Fiserv, Inc.(1)                                     391,920
            10,300  International Business
                    Machines Corp.                                    1,084,075
                                                                 ---------------
                                                                      1,475,995
                                                                 ---------------
MACHINERY - 3.7%
             5,800  Caterpillar Inc.                                    454,140
             5,200  Deere & Co.                                         627,848
            12,500  Dover Corp.                                         639,375
            16,400  Ingersoll-Rand Company Ltd. Cl A                    899,048
             6,700  Parker-Hannifin Corp.                               655,997
                                                                 ---------------
                                                                      3,276,408
                                                                 ---------------
MEDIA - 3.7%
            16,900  Gannett Co., Inc.                                   928,655
            74,000  Time Warner Inc.                                  1,556,960
            17,300  Viacom Inc. Cl B(1)                                 720,199
                                                                 ---------------
                                                                      3,205,814
                                                                 ---------------
METALS & MINING - 0.4%
             6,100  Nucor Corp.                                         357,765
                                                                 ---------------
MULTI-UTILITIES - 0.5%
            20,300  NiSource Inc.(2)                                    420,413
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
            31,200  Xerox Corp.(1)                                      576,576
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 13.3%
            31,300  Chevron Corp.                                     2,636,712
            22,700  ConocoPhillips                                    1,781,950
             4,600  Devon Energy Corporation                            360,134
            51,500  Exxon Mobil Corp.                                 4,319,820

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            31,100  Royal Dutch Shell plc ADR                         2,525,320
                                                                 ---------------
                                                                     11,623,936
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
            12,600  Weyerhaeuser Co.                                    994,518
                                                                 ---------------
PHARMACEUTICALS - 7.9%
            23,100  Abbott Laboratories                               1,237,005
            10,500  Eli Lilly and Company                               586,740
            25,200  Johnson & Johnson                                 1,552,824
            12,200  Merck & Co., Inc.                                   607,560
            64,800  Pfizer Inc.                                       1,656,936
            22,800  Wyeth                                             1,307,352
                                                                 ---------------
                                                                      6,948,417
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
            13,200  Applied Materials, Inc.                             262,284
            18,400  Intel Corp.                                         437,184
                                                                 ---------------
                                                                        699,468
                                                                 ---------------
SOFTWARE - 2.2%
            45,500  Microsoft Corporation                             1,340,885
            29,100  Oracle Corp.(1)                                     573,561
                                                                 ---------------
                                                                      1,914,446
                                                                 ---------------
SPECIALTY RETAIL - 2.7%
            10,900  Best Buy Co., Inc.                                  508,703
            26,300  Gap, Inc. (The)                                     502,330
            21,200  Home Depot, Inc. (The)                              834,220
            20,600  Staples, Inc.                                       488,838
                                                                 ---------------
                                                                      2,334,091
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
             7,000  VF Corp.                                            641,060
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.1%
            33,600  Freddie Mac                                       2,039,520
             8,900  MGIC Investment Corp.(2)                            506,054
            24,200  Washington Mutual, Inc.                           1,031,888
                                                                 ---------------
                                                                      3,577,462
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
            38,900  Sprint Nextel Corp.                                 805,619
                                                                 ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                  86,239,463
(Cost $76,188,422)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.4%

Repurchase Agreement, Bank of America Corp.,
(collateralized by various U.S. Treasury obligations,
8.125%, 5/15/21, valued at $1,230,100), in a
joint trading account at 3.95%, dated 6/29/07,
due 7/2/07 (Delivery value $1,200,395)(3)
(Cost $1,200,000)                                                     1,200,000
                                                                 ---------------

TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) - 4.1%

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.38%, dated 6/29/07, due
7/2/07 (Delivery value $3,619,922)                                    3,618,300
(Cost $3,618,300)                                               ---------------

TOTAL INVESTMENT SECURITIES - 103.9%                                 91,057,763
(Cost $81,006,722)                                              ---------------

OTHER ASSETS AND LIABILITIES - (3.9)%                                (3,375,009)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 87,682,754
                                                                 ===============

FUTURES CONTRACTS
                          Expiration        Underlying Face      Unrealized
 Contracts Purchased         Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
 12 S&P 500
    E-Mini Futures      September 2007         $910,500           $(18,649)
                                              ==================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1)  Non-income producing.

(2)  Security, or a portion thereof, was on loan as of June 30, 2007. The aggregate value of securities on loan at June 30, 2007, was $3,564,086.

(3)  Security, or a portion thereof, has been segregated for futures contracts.

(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                    $81,214,305
                                                          ===============
Gross tax appreciation of investments                       $10,385,019
Gross tax depreciation of investments                          (541,561)
                                                          ---------------
Net tax appreciation (depreciation) of investments          $ 9,843,458
                                                          ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    August 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    August 24, 2007

By:      /s/  Robert J. Leach
         ------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    August 24, 2007